UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23214

GraniteShares ETF Trust

(Exact name of registrant as specified in charter)

222 Broadway, 21st Floor

New York, New York 10038

(Address of principal executive offices) (Zip code)

William Rhind

GraniteShares ETF Trust

222 Broadway, 21st Floor

New York, New York 10038

(Name and address of agent for service)

Copy to:

Andrew Davalla, Esq.

Thompson Hine LLP

41 South High Street – Suite 1700

Columbus, OH 43215-6101

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: June 30

Date of reporting period: July 1, 2023 - June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

(a)

GraniteShares 2x Long AAPL Daily ETF
NASDAQ: AAPB	Annual Shareholder Report – June 30, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Apple Inc. (NASDAQ: AAPL).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform last fiscal year During the 1-year period starting June 30, 2023, to June 30, 2024, the Fund had a 2.32% return.

Over the same period the common stock of Apple Inc. (AAPL) had a return of 9.16% and the S&P 500 Index (the Benchmark) a return of 24.56%

What were the fund’s costs for the year

(based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$115	1.15%

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2024)

	1 Year	Since Inception
		(Aug 08, 2022)
NAV	2.32%	10.23%
Price	2.42%	10.16%
S&P 500 Total Return Index	24.56%	17.65%

Fund Statistics (as of June 30, 2024)

Total Net Assets	$35,220,347
Advisory Fees Paid	$91,530
Portfolio Turnover	0%

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Apple Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

AAPL Equity Swap	70.56%	Total Return Swap	70.56%
United States Treasury Bills	14.83%	U.S. Government	14.83%
Cash	14.61%	Cash	14.61%
Top 10 Holdings	100.00%

Material Fund Changes

There were no material fund changes during the year.

Changes in or Disagreements with Accountants

There were no disagreements reported by the accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long AAPL Daily ETF
NASDAQ: AAPB	Annual Shareholder Report – June 30, 2024

Past performance does not guarantee futures results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long AMD Daily ETF
NASDAQ: AMDL	Annual Shareholder Report – June 30, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Advanced Micro Devices Inc. (NASDAQ: AMD).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception Since inception on March 18, 2024, to June 30, 2024, the Fund had a -34.24% return.

Over the same period the common stock of Advanced Micro Devices Inc. (AMD) had a return of -14.92% and the S&P 500 Index (the Benchmark) a return of 7.12%

What were the fund’s costs for the year

(based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$115	1.15%

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (Returns for periods of less than one year are not annualized) (as of June 30, 2024)

Since Inception
(March 18, 2024)
NAV	(34.24)%
Price	(34.32)%
S&P 500 Total Return Index	7.12%

Fund Statistics (as of June 30, 2024)

Total Net Assets	$55,081,059
Advisory Fees Paid	$68,890
Portfolio Turnover	0%

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Advanced Micro Devices Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

AMD Equity Swap	78.40%	Total Return Swap	78.40%
Cash	21.60%	Cash	21.60%
Top 10 Holdings	100.00%

Material Fund Changes

There were no material fund changes during the year.

Changes in or Disagreements with Accountants

There were no disagreements reported by the accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long AMD Daily ETF
NASDAQ: AMDL	Annual Shareholder Report – June 30, 2024

Past performance does not guarantee futures results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 1x Short AMD Daily ETF
NASDAQ: AMDS	Annual Shareholder Report – June 30, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of inverse 1 times (-100%) the daily percentage change of the common stock of Advanced Micro Devices Inc. (NASDAQ: AMD).

You can find additional information about the Fund at www.graniteshares.com

You also request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception Since inception on August 21, 2023, to June 30, 2024, the Fund had a -41.67% return.

Over the same period the common stock of Advanced Micro Devices Inc. (AMD) had a return of 53.52% and the S&P 500 Index (the Benchmark) a return of 25.72%

What were the fund’s costs for the year (based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$115	1.15%

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (Returns for periods of less than one year are not annualized) (as of June 30, 2024)

Since Inception
(August 21, 2023)
NAV	(41.67)%
Price	(41.72)%
S&P 500 Total Return Index	25.72%

Fund Statistics (as of June 30, 2024)

Total Net Assets	$1,915,173
Advisory Fees Paid	$9,754
Portfolio Turnover	0%

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Advanced Micro Devices Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

AMD Equity Swap	67.78%	Total Return Swap	67.78%
Cash	32.22%	Cash	32.22%
Top 10 Holdings	100.00%

Material Fund Changes

There were no material fund changes during the year.

Changes in or Disagreements with Accountants

There were no disagreements reported by the accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 1x Short AMD Daily ETF
NASDAQ: AMDS	Annual Shareholder Report – June 30, 2024

Past performance does not guarantee futures results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long AMZN Daily ETF
NASDAQ: AMZZ	Annual Shareholder Report – June 30, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Amazon.com (NASDAQ: AMZN).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception Since inception on March 18, 2024, to June 30, 2024, the Fund had a 17.60% return.

Over the same period the common stock of Amazon.com (NASDAǪ: AMZN) had a return of 6.42% and the S&P 500 Index (the Benchmark) a return of 7.12%

What were the fund’s costs for the year (based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$115	1.15%

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (Returns for periods of less than one year are not annualized) (as of June 30, 2024)

Since Inception
(March 18, 2024)
NAV	17.60%
Price	17.72%
S&P 500 Total Return Index	13.95%

Fund Statistics (as of June 30, 2024)

Total Net Assets	$17,052,848
Advisory Fees Paid	$21,814
Portfolio Turnover	0%

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Amazon.com.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

AMZN Equity Swap	83.10%	Total Return Swap	83.10%
Cash	16.90%	Cash	16.90%
Top 10 Holdings	100.00%

Material Fund Changes

There were no material fund changes during the year.

Changes in or Disagreements with Accountants

There were no disagreements reported by the accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long AMZN Daily ETF
NASDAQ: AMZZ	Annual Shareholder Report – June 30, 2024

Past performance does not guarantee futures results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long BABA Daily ETF
NASDAQ: BABX	Annual Shareholder Report – June 30, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of Alibaba Group Holding Limited (NYSE: BABA).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform last fiscal year During the 1-year period starting June 30, 2023, to June 30, 2024, the Fund had a -32.85% return.

Over the same period the ADR of Alibaba Group Holding Limited (BABA) had a return of -10.55% and the S&P 500 Index (the Benchmark) a return of 24.56%

What were the fund’s costs for the year (based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$115	1.15%

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2024)

	1 Year	Since Inception
		(Dec 12, 2022)
NAV	(32.85)%	(34.31)%
Price	(32.87)%	(34.31)%
S&P 500 Total Return Index	24.56%	24.41%

Fund Statistics (as of June 30, 2024)

Total Net Assets	$18,909,292
Advisory Fees Paid	$115,920
Portfolio Turnover	0%

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the ADR of Alibaba Group Holding Limited.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

BABA Equity Swap	72.17%	Total Return Swap	72.17%
Cash	27.83%	Cash	27.83%
Top 10 Holdings	100.00%

Material Fund Changes

There were no material fund changes during the year.

Changes in or Disagreements with Accountants

There were no disagreements reported by the accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long BABA Daily ETF
NASDAQ: BABX	Annual Shareholder Report – June 30, 2024

Past performance does not guarantee futures results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
NYSE: COMB	Annual Shareholder Report – June 30, 2024

Fund Overview

The GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform last fiscal year During the 1-year period starting June 30, 2023, to June 30, 2024, the Fund had a 4.59% return.

Over the same period the Bloomberg Commodity Index (the Benchmark) had a return of 5.00%

What were the fund’s costs for the year (based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$25	0.25%

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2024)

	1 Year	3 Years	5 Years	Since Inception
				(May 22, 2017)
NAV	4.59%	5.04%	6.75%	4.26%
Price	4.58%	4.94%	6.80%	4.26%
Bloomberg Commodity Total Return Index	5.00%	5.65%	7.25%	4.70%

Fund Statistics (as of June 30, 2024)

Total Net Assets	$93,870,752
Advisory Fees Paid	$254,617
Portfolio Turnover	0%

What does the Fund invest in?

While the Fund generally seeks exposure to the commodity futures markets included in the Bloomberg Commodity Index.

The Fund seeks to enhance its performance, in part through a cash management strategy consisting of investments in investment grade fixed income securities issued by various U.S. public sector or corporate entities

Top 10 Holdings		Sector Breakdown

		Futures	60.13%
Unites States Treasuries Bills	35.24%	U.S. Government	35.24%
Gold 100 Oz Future	9.32%	Cash	4.63%
Brent Crude Future	4.70%
WTI Crude Future	4.56%
Natural Gas Future	4.51%
Copper Future	3.46%
Silver Future	3.23%
Soybean Future	2.95%
Corn Future	2.86%
Aluminum Future	2.64%
Top 10 Holdings	73.47%

Material Fund Changes

There were no material fund changes during the year.

Changes in or Disagreements with Accountants

There were no disagreements reported by the accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
NYSE: COMB	Annual Shareholder Report – June 30, 2024

Past performance does not guarantee futures results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long COIN Daily ETF
NASDAQ: CONL	Annual Shareholder Report – June 30, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Coinbase Global Inc. (NASDAQ: COIN).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform last fiscal year During the 1-year period starting June 30, 2023, to June 30, 2024, the Fund had a 343.82% return.

Over the same period the common stock of Coinbase Global Inc. (NASDAQ: COIN) had a return of 210.59% and the S&P 500 Index (the Benchmark) a return of 24.56%

What were the fund’s costs for the year (based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$110	1.10%

How did the fund perform since inception

 The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2024)

	1 Year	Since Inception
		(Aug 08, 2022)
NAV	343.82%	37.29%
Price	344.36%	37.31%
S&P 500 Total Return Index	24.56%	17.65%

Fund Statistics (as of June 30, 2024)

Total Net Assets	$487,504,271
Advisory Fees Paid	$1,564,948
Portfolio Turnover	44,577%

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Coinbase Global Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

COIN Equity Swap	66.52%	Total Return Swap	66.52%
Cash	24.94%	Cash	24.94%
United States Treasury Bills	8.54%	U.S. Government	8.54%
Top 10 Holdings	100.00%

Material Fund Changes

There were no material fund changes during the year.

Changes in or Disagreements with Accountants

There were no disagreements reported by the accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long COIN Daily ETF NASDAQ: CONL
Annual Shareholder Report – June 30, 2024

Past performance does not guarantee futures results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares Nasdaq Select Disruptors ETF NYSE: DRUP
Annual Shareholder Report – June 30, 2024

Fund Overview

The GraniteShares Nasdaq Select Disruptors ETF (the Fund) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Nasdaq US Large Cap Select Disruptors Index (Index 1).

From inception on October 10, 2019, to August 14, 2023, the Fund sought to provide investment results that, before fees and expenses, correspond generally to the total return performance of the XOUT U.S. Large Cap index (Index 2).

The Benchmark represents a combination of the performances of Index 1 and Index 2.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform last fiscal year During the 1-year period starting June 30, 2023, to June 30, 2024, the Fund had a 32.92% return.

Over the same period the Benchmark had a return of 31.82%.

What were the fund’s costs for the year

(based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$60	0.60%

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2024)

	1 Year	3 Years	Since Inception
			(Oct 10, 2019)

NAV	32.92%	9.78%	17.49%
Price	33.02%	9.82%	17.49%
Benchmark (1)	31.82%	9.10%	21.38%

(1)	From inception to 08.14.23 the Fund aimed to track before fees and expenses the XOUT US Large Index. Since 08.15.23 the Fund aims to track before fees and expenses the Nasdaq US Large Cap Select Disruptors Index

Fund Statistics (as of June 30, 2024)

Total Net Assets	$58,653,113
Advisory Fees Paid	$337,544
Portfolio Turnover	107%

What does the Fund invest in?

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (exclusive of collateral held from securities lending) in the securities included in the Nasdaq US Large Cap Select Disruptors Index.

Top 10 Holdings		Sector Breakdown

Microsoft Corp.	9.95%	Technology	56.77%
Meta Platforms, Inc. – Class A	6.13%	Communications	20.65%
Alphabet, Inc.	6.12%	Consumer - non-cyclical	19.06%
Adobe, Inc.	3.59%	Industrial	3.52%
Salesforce, Inc.	3.40%
Applied Materials, Inc.	2.99%
ServiceNow, Inc.	2.92%
Intuitive Surgical, Inc.	2.76%
Palo Alto Networks, Inc.	2.48%
Stryker Corp.	2.39%
Top Ten Holdings	42.73%

Material Fund Changes

There were no material fund changes during the year.

Changes in or Disagreements with Accountants

There were no disagreements reported by the accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares Nasdaq Select Disruptors ETF NYSE: DRUP
Annual Shareholder Report – June 30, 2024

Past performance does not guarantee futures results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long META Daily ETF
NASDAQ: FBL	Annual Shareholder Report – June 30, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Meta Platforms Inc. (NASDAQ: META).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform last fiscal year During the 1-year period starting June 30, 2023, to June 30, 2024, the Fund had a 121.19% return.

Over the same period the common stock of Meta Platforms Inc. (NASDAQ: META) had a return of 76.06% and the S&P 500 Index (the Benchmark) a return of 24.56%

What were the fund’s costs for the year (based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$115	1.15%

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2024)

	1 Year	Since Inception
		(Dec 12, 2022)
NAV	121.19%	248.80%
Price	121.22%	248.71%
S&P 500 Total Return Index	24.56%	24.41%

Fund Statistics (as of June 30, 2024)

Total Net Assets	$109,506,608
Advisory Fees Paid	$406,395
Portfolio Turnover	0%

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Coinbase Global Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

META Equity Swap	60.95%	Total Return Swap	60.95%
United States Treasury Bills	21.95%	U.S. Government	21.95%
Cash	17.10%	Cash	17.10%
Top 10 Holdings	100.00%

Material Fund Changes

There were no material fund changes during the year.

Changes in or Disagreements with Accountants

There were no disagreements reported by the accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long META Daily ETF NASDAQ: FBL
Annual Shareholder Report – June 30, 2024

Past performance does not guarantee futures results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares HIPS US High Income ETF
NYSE: HIPS	Annual Shareholder Report – June 30, 2024

Fund Overview

The GraniteShares HIPS US High Income ETF seeks to track the performance, before fees and expenses, of the EQM High Income Pass-Through Securities Index (Index 1).

From inception on January 05, 2015, to March 15, 2023, the Fund sought to provide investment results that, before fees and expenses, correspond generally to the total return performance of the TFMS HIPS index (Index 2).

The Benchmark represents a combination of the performances of Index 1 and Index 2.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform last fiscal year During the 1-year period starting June 30, 2023, to June 30, 2024, the Fund had a 19.08% return.

Over the same period the Benchmark had a return of 19.93%.

What were the fund’s costs for the year (based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$70	0.70%

How did the fund perform since inception

 The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2024)

	1 Year	3 Years	5 Years	Since Inception
				(Jan 05, 2015)

NAV	19.08%	2.83%	4.20%	3.88%
Price	20.36%	3.10%	4.25%	3.96%
Benchmark(1)	19.93%	3.52%	4.90%	4.60%

(1)	From inception to 03.15.23 the Fund aimed to track before fees and expenses the TFMS HIPS Index. Since 03.16.23 the Fund aims to track before fees and expenses the EQM High Income Pass-Through Securities Index

Fund Statistics (as of June 30, 2024)

Total Net Assets	$77,426,131
Advisory Fees Paid	$443,200.
Portfolio Turnover	43%

What does the Fund invest in? The Fund attempts to invest all, or substantially all, of its assets in the securities that make up the EQM High Income Pass-Through Securities Index.

Top 10 Holdings		Sector Breakdown

United States Treasury Bills	24.86%	Financial	37.46%
Western Midstream Partners LP	2.63%	U.S. Government	24.39%
Plains All American Pipeline LP	2.27%	Closed End Funds	19.33%
Energy Transfer LP	2.22%	Energy	18.82%
MPLX LP	2.19%
Blackstone Secured
Lending Fund	2.09%
Omega Healthcare
Investors Inc	2.08%
MidCap Financial
Investment Corp	2.07%
Enterprise Products LP	2.07%
Blackstone Long-Short Credit
Income Fund	2.03%
Top Ten Holdings	44.51%

Material Fund Changes

There were no material fund changes during the year.

Changes in or Disagreements with Accountants

There were no disagreements reported by the accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares HIPS US High Income ETF
NYSE: HIPS	Annual Shareholder Report – June 30, 2024

Past performance does not guarantee futures results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long MSFT Daily ETF
NASDAQ: MSFL	Annual Shareholder Report – June 30, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Microsoft Corp. (NASDAQ: MSFT).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception Since inception on March 18, 2024, to June 30, 2024, the Fund had a 11.04% return.

Over the same period the common stock of Microsoft Corp. (NASDAQ: MSFT) had a return of 7.52% and the S&P 500 Index (the Benchmark) a return of 7.12%

What were the fund’s costs for the year (based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$115	1.15%

How did the fund perform since inception

 The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (Returns for periods of less than one year are not annualized) (as of June 30, 2024)

Since Inception
(March 18 2024)
NAV	11.04%
Price	11.08%
S&P 500 Total Return Index	7.12%

Fund Statistics (as of June 30, 2024)

Total Net Assets	$10,270,859
Advisory Fees Paid	$10,693
Portfolio Turnover	0%

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Coinbase Global Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

MSFT Equity Swap	86.08%	Total Return Swap	86.08%
Cash	13.92%	Cash	13.92%
Top 10 Holdings	100.00%

Material Fund Changes

There were no material fund changes during the year.

Changes in or Disagreements with Accountants

There were no disagreements reported by the accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long MSFT Daily ETF NASDAQ: MSFL
Annual Shareholder Report – June 30, 2024

Past performance does not guarantee futures results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Short NVDA Daily ETF
NASDAQ: NVD	Annual Shareholder Report – June 30, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of inverse 2 times (-200%) the daily percentage change of the common stock of NVIDIA Corp. (NASDAQ: NVDA).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception Since inception on August 21, 2023, to June 30, 2024, the Fund had a -89.77% return.

Over the same period the common stock of NVIDIA Corp (NASDAQ: NVDA) had a return of 170.60% and the S&P 500 Index (the Benchmark) a return of 25.72%

What were the fund’s costs for the year (based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$150	1.50%

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance include all fund expenses.

Average Annual Total Returns (Returns for periods of less than one year are not annualized) (as of June 30, 2024)

Since Inception
(Aug 21, 2023)
NAV	(89.77)%
Price	(89.72)%
S&P 500 Total Return Index	25.72%

Fund Statistics (as of June 30, 2024)

Total Net Assets	$78,381,069
Advisory Fees Paid	$196,261
Portfolio Turnover	0%

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Coinbase Global Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

NVDA Equity Swap	58.88%	Total Return Swap	58.88%
Cash	41.12%	Cash	41.12%
Top 10 Holdings	100.00%

Material Fund Changes

There were no material fund changes during the year.

Changes in or Disagreements with Accountants

There were no disagreements reported by the accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Short NVDA Daily ETF
NASDAQ: NVD	Annual Shareholder Report – June 30, 2024

Past performance does not guarantee futures results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long NVDA Daily ETF
NASDAQ: NVDL	Annual Shareholder Report – June 30, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of NVIDIA Corp. (NASDAQ: NVDA).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform last fiscal year

During the 1-year period starting June 30, 2023, to June 30, 2024, the Fund had 450.96% return.

Over the same period the common stock of NVIDIA Corp. (NASDAQ: NVDA) had a return of 192.13% and the S&P 500 Index (the Benchmark) a return of 24.56%

What were the fund’s costs for the year (based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$106	1.06%

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2024)

	1 Year	Since Inception
		(Dec 12, 2022)
NAV	450.96%	560.86%
Price	452.02%	560.67%
S&P 500 Total Return Index	24.56%	24.41%

Fund Statistics (as of June 30, 2024)

Total Net Assets	$4,723,553,931
Advisory Fees Paid	$9,406,158
Portfolio Turnover	11,811%

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Coinbase Global Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

NVDA Equity Swap	66.67%	Total Return Swap	66.67%
United States Treasury Bills	18.43%	U.S. Government	18.43%
Cash	12.99%	Cash	12.99%
NVDA Stock	1.21%	Technology	1.21%
Options	0.70%	Options	0.70%
Top Ten Holdings	100.00%

Material Fund Changes

There were no material fund changes during the year.

Changes in or Disagreements with Accountants

There were no disagreements reported by the accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long NVDA Daily ETF
NASDAQ: NVDL	Annual Shareholder Report – June 30, 2024

Past performance does not guarantee futures results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Short TSLA Daily ETF
NASDAQ: TSDD	Annual Shareholder Report – June 30, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of inverse 2 times (-200%) the daily percentage change of the common stock of Tesla Inc (NASDAQ: TSLA).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception

Since inception on August 21, 2023, to June 30, 2024, the Fund had a - 21.22% return.

Over the same period the common stock of Tesla Inc. (NASDAQ: TSLA) had a return of -15.14% and the S&P 500 Index (the Benchmark) a return of 25.72%

What were the fund’s costs for the year

(based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$150	1.50%

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance include all fund expenses.

Average Annual Total Returns (Returns for periods of less than one year are not annualized) (as of June 30, 2024)

Since Inception
(Aug 21, 2023)

NAV	(21.22)%
Price	(21.22)%
S&P 500 Total Return Index	25.72%

Fund Statistics (as of June 30, 2024)

Total Net Assets	$6,988,216
Advisory Fees Paid	$39,980
Portfolio Turnover	0%

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Tesla Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

TSLA Equity Swap	63.34%	Total Return Swaps	64.34%
Cash	36.66%	Cash	36.66%
Top Ten Holdings	100.00%

Material Fund Changes

There were no material fund changes during the year.

Changes in or Disagreements with Accountants

There were no disagreements reported by the accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Short TSLA Daily ETF
NASDAQ: TSDD	Annual Shareholder Report – June 30, 2024

Past performance does not guarantee futures results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 1.25x Long TSLA Daily ETF
NASDAQ: TSL	Annual Shareholder Report – June 30, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 1.25 times (125%) the daily percentage change of the common stock of Tesla Inc. (NASDAQ: TSLA).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform last fiscal year

During the 1-year period starting June 30, 2023, to June 30, 2024, the Fund had a -37.53% return.

Over the same period the common stock of Tesla Inc. (NASDAǪ: TSLA) had a return of -24.41% and the S&P 500 Index (the Benchmark) a return of 17.65%

What were the fund’s costs for the year

(based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$115	1.15%

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2024)

	1 Year	Since Inception
		(Aug 08, 2022)
NAV	(37.53)%	(31.88)%
Price	(37.45)%	(31.38)%
S&P 500 Total Return Index	24.56%	17.65%

Fund Statistics (as of June 30, 2024)

Total Net Assets	$7,982,554
Advisory Fees Paid	$58,619
Portfolio Turnover	0%

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Tesla Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

TSLA Equity Swap	77.54%	Total Return Swap	77.54%
Cash	22.46%	Cash	22.46%
Top 10 Holdings	100.00%

Material Fund Changes

There were no material fund changes during the year.

Changes in or Disagreements with Accountants

There were no disagreements reported by the accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 1.25x Long TSLA Daily ETF
NASDAQ: TSL	Annual Shareholder Report – June 30, 2024

Past performance does not guarantee futures results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long TSLA Daily ETF
NASDAQ: TSLR	Annual Shareholder Report – June 30, 2024

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Tesla Inc. (NASDAQ: TSLA).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception

Since inception on August 21, 2023, to June 30, 2024, the Fund had a -44.26% return.

Over the same period the common stock of Tesla Inc. (NASDAǪ: TSLA) had a return of -15.14% and the S&P 500 Index (the Benchmark) a return of 25.72%

What were the fund’s costs for the year

(based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$150	1.50%

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (Returns for periods of less than one year are not annualized) (as of June 30, 2024)

Since Inception
(Aug 21, 2023)
NAV	(44.26)%
Price	(44.22)%
S&P 500 Total Return Index	(0.43)%

Fund Statistics (as of June 30, 2024)

Total Net Assets	$38,307,829
Advisory Fees Paid	$103,559
Portfolio Turnover	0%

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Tesla Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

TSLA Equity Swap	77.54%	Total Return Swap	77.54%
Cash	22.46%	Cash	22.46%
Top Ten Holdings	100.00%

Material Fund Changes

There were no material fund changes during the year.

Changes in or Disagreements with Accountants

There were no disagreements reported by the accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long TSLA Daily ETF
NASDAQ: TSLR	Annual Shareholder Report – June 30, 2024

Past performance does not guarantee futures results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

(b)	Not Applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Seddik Meziani is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $78,000 for 2023 and $114,000 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $13,500 for 2023 and $20,500 for 2024.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2023 and $0 for 2024.

(e)(1)	The Audit Committee of the Trust’s Board of Trustees is responsible for, among other things, the appointment, compensation and oversight of the work of the Trust’s auditor. As part of this responsibility, and to ensure that the Auditor’s independence is not impaired, the Audit Committee (1) pre-approves the audit and non-audit services provided to the Trust by the Auditor, and (2) all non-audit services provided to the Trust’s investment adviser and advisory affiliates (that directly relate to the Trust’s operations and financial reporting). except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and (b) de minimis non-audit services, shall not require pre-approval.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable.

(c) 0%

(d) Not applicable, no expenses for the period considered.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2023 and $0 for 2024.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated audit committee consisting of all the independent directors of the registrant. The members of the audit committee are: Steven J. Smyser and Seddik Meziani.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

GRANITESHARES ETF TRUST
ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

(Includes N-CSR Items 7-11)

June 30, 2024

GraniteShares HIPS U.S. High Income ETF
HIPS

GraniteShares Nasdaq Select Disruptors ETF
DRUP

Table of Contents

PAGE

Schedule of Investments
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF 2
GraniteShares HIPS U.S. High Income ETF 4
GraniteShares Nasdaq Select Disruptors ETF 6

Statements of Assets and Liabilities 8

Statements of Operations 9

Statements of Changes in Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF 10
GraniteShares HIPS U.S. High Income ETF 11
GraniteShares Nasdaq Select Disruptors ETF 12

Financial Highlights
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF 13
GraniteShares HIPS U.S. High Income ETF 14
GraniteShares Nasdaq Select Disruptors ETF 15

Notes to Financial Statements and Financial Highlights 16

Report of Independent Registered Public Accounting Firm 25

Additional Information 26

GraniteShares ETF Trust

Annual Report | June 30, 2024 1

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Consolidated Schedule of Investments
June 30, 2024

Investments		Principal Amount		Value
UNITED STATES TREASURY OBLIGATIONS - 58.40%[a]				
United States Treasury Bill, 5.235% , 07/18/2024 [b]	$	30,000,000	$	29,925,555
United States Treasury Bill, 5.225% , 07/30/2024 [b]		25,000,000		24,894,371
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $54,820,612)				54,819,926
TOTAL INVESTMENTS - 58.40% (Cost $54,820,612)			$	54,819,926
Other Assets In Excess Of Liabilities - 41.60%				39,050,826[c]
NET ASSETS (100.00%)			$	93,870,752

[a] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
[b] *A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 1.*
[c] *Includes cash which is being held as collateral for futures contracts.*

At June 30, 2024, open futures contracts were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
Brent Crude[a]	86	08/01/24	Long	$ 7,310,000	$ 244,650	–
Coffee C[a]	38	09/19/24	Long	3,231,900	41,644	–
Copper[a]	49	09/27/24	Long	5,379,588	–	(147,425)
Corn[a]	218	09/16/24	Long	4,441,750	–	(540,000)
Cotton No.2[a]	35	12/09/24	Long	1,272,075	10,850	–
Gasoline RBOB[a]	22	08/30/24	Long	2,283,204	102,997	–
Gold 100 Oz[a]	62	08/29/24	Long	14,505,520	–	(141,460)
KC Hard Red Winter Wheat[a]	51	09/16/24	Long	1,494,938	–	(187,512)
Lean Hogs[a]	56	08/14/24	Long	2,004,800	–	(9,300)
Live Cattle[a]	45	09/02/24	Long	3,337,650	198,590	–
LME Lead[a]	17	07/16/24	Long	930,384	13,019	–
LME Lead[a]	15	09/16/24	Long	835,894	16,610	–
LME Nickel[a]	23	07/16/24	Long	2,358,867	–	(129,159)
LME Nickel[a]	23	09/16/24	Long	2,383,641	–	(90,909)
LME Primary Aluminum[a]	66	07/15/24	Long	4,109,358	37,560	–
LME Primary Aluminum[a]	64	09/17/24	Long	4,037,696	–	(67,371)
LME Zinc[a]	35	07/16/24	Long	2,529,056	156,952	–
LME Zinc[a]	34	09/16/24	Long	2,495,150	88,034	–
Low Sulphur Gasoil[a]	33	09/12/24	Long	2,587,200	121,975	–
Natural Gas[a]	270	08/28/24	Long	7,014,600	–	(1,192,860)
NY Harbor ULSD[a]	18	08/30/24	Long	1,926,968	73,458	–
Silver[a]	34	09/27/24	Long	5,025,200	–	(58,890)
Soybean[a]	83	11/15/24	Long	4,581,600	–	(211,625)
Soybean Meal[a]	85	12/16/24	Long	2,851,750	–	(170,170)
Soybean Oil[a]	104	12/16/24	Long	2,732,496	–	(19,698)
Sugar #11[a]	105	10/01/24	Long	2,387,280	153,821	–
Wheat (CBT)[a]	81	09/16/24	Long	2,322,675	–	(270,238)
WTI Crude[a]	88	08/20/24	Long	7,096,320	335,360	–
Total Futures Contracts					$ 1,595,520	$ (3,236,617)
Net Unrealized Depreciation					$ -	$ (1,641,097)

See Notes to Consolidated Financial Statements and Financial Highlights.

2
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GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Consolidated Schedule of Investments
June 30, 2024

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
LME Lead[(a)]	(17)	07/16/24	Short	$ (930,385)	$ –	$ (15,800)
LME Nickel[(a)]	(23)	07/16/24	Short	(2,358,868)	91,370	–
LME Primary Aluminum[(a)]	(66)	07/15/24	Short	(4,109,358)	67,078	–
LME Zinc[(a)]	(35)	07/16/24	Short	(2,529,056)	–	(83,406)
Total Futures Contracts					$ 158,448	$ (99,206)
Net Unrealized Appreciation					$ 59,242	$ -

(a) *A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 1.*

See Notes to Consolidated Financial Statements and Financial Highlights.
Annual Report | June 30, 2024 3

GraniteShares HIPS U.S. High Income ETF Schedule of Investments
June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 74.40%		
Capital Markets - 25.50%		
Ares Capital Corp.	96,436	$ 2,009,726
Blackstone Secured Lending Fund	70,152	2,148,055
Fidus Investment Corp.	98,076	1,910,520
FS KKR Capital Corp.	96,152	1,897,079
Goldman Sachs BDC, Inc.	131,859	1,981,841
Golub Capital BDC, Inc.	127,013	1,995,374
MidCap Financial Investment Corp.	140,703	2,130,243
New Mountain Finance Corp.	150,445	1,841,447
Oaktree Specialty Lending Corp.	93,963	1,767,444
SLR Investment Corp.	128,096	2,061,065
Total Capital Markets		19,742,794
Energy Equipment & Services - 2.49%		
USA Compression Partners LP[a]	81,336	1,930,103
Equity Real Estate Investment Trust (REIT) - 4.38%		
Alexander's, Inc.	8,768	1,971,572
Global Net Lease, Inc.	192,686	1,416,242
Total Equity Real Estate Investment Trust (REIT)		3,387,814
Health Care REITs - 8.07%		
LTC Properties, Inc.	59,362	2,047,989
Omega Healthcare Investors, Inc.	62,434	2,138,366
Sabra Health Care REIT, Inc.	133,494	2,055,808
Total Health Care REITs		6,242,163
Hotel & Resort REITs - 2.43%		
Park Hotels & Resorts, Inc.	125,681	1,882,701
Oil, Gas & Consumable Fuels - 22.39%		
Black Stone Minerals LP[a]	121,795	1,908,527
Cheniere Energy Partners LP[a]	37,611	1,847,076
Dorchester Minerals LP[a]	60,742	1,873,891
Energy Transfer LP[a]	140,859	2,284,733
Enterprise Products Partners LP[a]	73,420	2,127,712
MPLX LP[a]	52,859	2,251,265
Plains All American Pipeline LP[a]	130,917	2,338,178
Western Midstream Partners LP[a]	68,066	2,704,262
Total Oil, Gas & Consumable Fuels		17,335,644
Retail REITs - 4.72%		
Getty Realty Corp.	65,978	1,758,973
NNN REIT, Inc.	44,604	1,900,130
Total Retail REITs		3,659,103
Specialized REITs - 4.42%		
EPR Properties	39,513	1,658,756
Gaming and Leisure Properties, Inc.	39,066	1,766,174
Total Specialized REITs		3,424,930
TOTAL COMMON STOCKS		
(Cost $54,108,433)		57,605,252
INVESTMENT COMPANIES - 25.56%		
BlackRock Debt Strategies Fund, Inc.	177,976	1,929,260
BlackRock Limited Duration Income Trust	140,177	1,956,871
Blackstone Long-Short Credit Income Fund	168,356	2,092,665
Eaton Vance Floating-Rate Income Trust	153,328	2,057,662

See Notes to Financial Statements and Financial Highlights.

4 www.graniteshares.com

GraniteShares HIPS U.S. High Income ETF Schedule of Investments
June 30, 2024

Investments	Shares	Value
INVESTMENT COMPANIES - 25.56% (continued)		
First Trust High Income Long/Short Fund	162,847	$ 2,009,532
First Trust Senior Floating Rate Income Fund II	195,530	1,970,942
Nuveen Credit Strategies Income Fund	370,413	2,055,792
Nuveen Floating Rate Income Fund	237,310	2,052,732
Nuveen Taxable Municipal Income Fund	121,951	1,891,460
Saba Capital Income & Opportunities Fund	252,008	1,774,136
TOTAL INVESTMENT COMPANIES		
(Cost $19,086,532)		19,791,052

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 32.25%[b]		
United States Treasury Bill, 3.570% , 07/09/2024	$ 25,000,000	24,971,083
TOTAL UNITED STATES TREASURY OBLIGATIONS		
(Cost $24,975,208)		24,971,083
TOTAL INVESTMENTS - 132.21%		
(Cost $98,170,173)		$ 102,367,387
Liabilities In Excess Of Other Assets - (32.21%)		(24,941,256)
NET ASSETS (100.00%)		$ 77,426,131

(a) *Master Limited Partnership ("MLP").*
(b) *Rate shown represents the bond equivalent yield to maturity at date of purchase.*

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 5

GraniteShares Nasdaq Select Disruptors ETF Schedule of Investments
June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 100.13%		
Aerospace & Defense - 1.17%		
Axon Enterprise, Inc.[a]	2,325	$ 684,108
Biotechnology - 8.94%		
Alnylam Pharmaceuticals, Inc.[a]	3,870	940,410
BioMarin Pharmaceutical, Inc.[a]	7,107	585,119
Incyte Corp.[a]	9,217	558,735
Neurocrine Biosciences, Inc.[a]	3,942	542,695
Regeneron Pharmaceuticals, Inc.[a]	1,230	1,292,767
Vertex Pharmaceuticals, Inc.[a]	2,818	1,320,853
Total Biotechnology		5,240,579
Electronic Equipment, Instruments & Components - 1.16%		
Keysight Technologies, Inc.[a]	4,990	682,383
Health Care Equipment & Supplies - 10.14%		
Align Technology, Inc.[a]	2,404	580,398
Boston Scientific Corp.[a]	17,153	1,320,953
Edwards Lifesciences Corp.[a]	11,087	1,024,106
Intuitive Surgical, Inc.[a]	3,644	1,621,032
Stryker Corp.	4,131	1,405,573
Total Health Care Equipment & Supplies		5,952,062
Health Care Technology - 1.31%		
Veeva Systems, Inc., Class A[a]	4,209	770,289
Hotels, Restaurants & Leisure - 1.07%		
Expedia Group, Inc.[a]	4,963	625,288
Interactive Media & Services - 14.63%		
Alphabet, Inc., Class A	19,710	3,590,177
Meta Platforms, Inc., Class A	7,126	3,593,072
Pinterest, Inc., Class A[a]	17,373	765,628
Snap, Inc., Class A[a]	38,154	633,738
Total Interactive Media & Services		8,582,615
IT Services - 3.28%		
Cloudflare, Inc., Class A[a]	8,735	723,520
MongoDB, Inc.[a]	2,557	639,148
Okta, Inc.[a]	6,020	563,532
Total IT Services		1,926,200
Machinery - 1.20%		
Fortive Corp.	9,471	701,801
Media - 1.54%		
Trade Desk, Inc., Class A[a]	9,235	901,982
Semiconductors & Semiconductor Equipment - 10.12%		
Applied Materials, Inc.	7,442	1,756,238
KLA Corp.	1,671	1,377,756
Microchip Technology, Inc.	9,808	897,432
Monolithic Power Systems, Inc.	1,077	884,949
NXP Semiconductors NV	3,788	1,019,313
Total Semiconductors & Semiconductor Equipment		5,935,688
Software - 44.50%		
Adobe, Inc.[a]	3,789	2,104,941
Autodesk, Inc.[a]	4,406	1,090,265
Bentley Systems, Inc., Class B	8,981	443,302
Cadence Design Systems, Inc.[a]	3,967	1,220,844
Crowdstrike Holdings, Inc., Class A[a]	3,594	1,377,185
Datadog, Inc., Class A[a]	7,456	966,969
Dynatrace, Inc.[a]	11,495	514,286

See Notes to Financial Statements and Financial Highlights.

6 www.graniteshares.com

GraniteShares Nasdaq Select Disruptors ETF Schedule of Investments
June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 100.13% (continued)		
Software - 44.50% (continued)		
Fortinet, Inc.[a]	14,448	$ 870,781
HubSpot, Inc.[a]	1,263	744,905
Microsoft Corp.	13,051	5,833,144
Nutanix, Inc.[a]	9,433	536,266
Palantir Technologies, Inc., Class A[a]	43,079	1,091,191
Palo Alto Networks, Inc.[a]	4,292	1,455,031
PTC, Inc.[a]	3,550	644,929
Salesforce, Inc.	7,758	1,994,582
ServiceNow, Inc.[a]	2,177	1,712,581
Synopsys, Inc.[a]	2,113	1,257,362
Workday, Inc., Class A[a]	4,365	975,839
Zoom Video Communications, Inc., Class A[a]	9,815	580,950
Zscaler, Inc.[a]	3,554	683,043
Total Software		26,098,396
Technology Hardware, Storage & Peripherals - 1.07%		
Pure Storage, Inc.[a]	9,754	626,304
TOTAL COMMON STOCKS (Cost $46,515,345)		58,727,695
TOTAL INVESTMENTS - 100.13% (Cost $46,515,345)		$ 58,727,695
Liabilities In Excess Of Other Assets - (0.13%)		(74,582)
NET ASSETS (100.00%)		$ 58,653,113

[a] *Non-Income Producing Security.*

See Notes to Financial Statements and Financial Highlights.
Annual Report | June 30, 2024 7

GraniteShares ETF Trust Statements of Assets and Liabilities

June 30, 2024

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF[(a)]	GraniteShares HIPS U.S. High Income ETF	GraniteShares Nasdaq Select Disruptors ETF
ASSETS:			
Investments at cost	$ 54,820,612	$ 98,170,173	$ 46,515,345
Investments at value	54,819,926	102,367,387	58,727,695
Cash	33,456,351	–	–
Due from broker	7,195,691	–	–
Unrealized appreciation on open futures contracts	1,753,968	–	–
Prepaid excise tax	–	–	447
Dividends receivable	–	296,497	10,385
Receivable for shares sold	–	1,903,920	–
Total Assets	97,225,936	104,567,804	58,738,527
LIABILITIES:			
Bank Overdraft	–	220,015	57,457
Unrealized depreciation on open futures contracts	3,335,823	–	–
Payable for investments purchased	–	26,878,558	–
Payable for capital shares redeemed	–	397	–
Advisory fees payable	19,361	42,703	27,957
Total Liabilities	3,355,184	27,141,673	85,414
NET ASSETS	$ 93,870,752	$ 77,426,131	$ 58,653,113
NET ASSETS CONSIST OF:			
Paid-in capital	$ 96,176,601	$ 86,826,278	$ 62,564,715
Total distributable earnings/(losses)	(2,305,849)	(9,400,147)	(3,911,602)
NET ASSETS	$ 93,870,752	$ 77,426,131	$ 58,653,113
Shares outstanding	4,600,000	6,100,000	1,100,000
Net Asset Value per share	$ 20.41	$ 12.69	$ 53.32

(a) *Consolidated statement, including GraniteShares BCOM Cayman Limited Wholly Owned Subsidiary (Note 1)*

See Notes to Financial Statements and Financial Highlights.

8 www.graniteshares.com

GraniteShares ETF Trust — Statements of Operations

For the Year Ended June 30, 2024

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF[a]	GraniteShares HIPS U.S. High Income ETF	GraniteShares Nasdaq Select Disruptors ETF
INVESTMENT INCOME:			
Interest	$ 5,281,997	$ –	$ –
Dividends[b][c]	–	5,505,085	369,320
Total Investment Income	5,281,997	5,505,085	369,320
EXPENSES:			
Advisory fees	254,617	443,200	337,544
Total Expenses	254,617	443,200	337,544
NET INVESTMENT INCOME	5,027,380	5,061,885	31,776
REALIZED GAIN/LOSS ON:			
Investments[d]	232	2,545,267	15,370,990
Futures contracts	1,051,340	–	–
Total Net realized gain	1,051,572	2,545,267	15,370,990
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:			
Investments	(26,098)	3,238,304	(397,497)
Futures contracts	(447,851)	–	–
Net change in unrealized appreciation/(depreciation)	(473,949)	3,238,304	(397,497)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS	577,623	5,783,571	14,973,493
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 5,605,003	$ 10,845,456	$ 15,005,269

(a) *Consolidated statement, including GraniteShares BCOM Cayman Limited Wholly Owned Subsidiary (Note 1)*
(b) *Net of overdraft fees of $0, $3,576 and $0, respectively.*
(c) *Net of dividend withholding of $0, $0 and $1,055, respectively.*
(d) *Includes realized gain or loss as a result of in-kind transactions of $0, $3,203,440 and $18,087,440, respectively (See Note 7 in Notes to Financial Statements and Financial Highlights).*

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 9

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Consolidated Statement of Changes in Net Assets

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
OPERATIONS:		
Net investment income	$ 5,027,380	$ 6,206,186
Net realized gain/(loss)	1,051,572	(82,435,352)
Net change in unrealized appreciation/depreciation	(473,949)	54,890,287
Net increase/(decrease) in net assets resulting from operations	5,605,003	(21,338,879)
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings	(5,262,219)	(58,274,916)
Total distributions	(5,262,219)	(58,274,916)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares	27,911,348	35,796,339
Cost of shares redeemed	(69,861,535)	(157,273,319)
Net decrease from capital share transactions	(41,950,187)	(121,476,980)
Net decrease in net assets	(41,607,403)	(201,090,775)
NET ASSETS:		
Beginning of year	135,478,155	336,568,930
End of year	$ 93,870,752	$ 135,478,155
CAPITAL SHARE TRANSACTIONS:		
Beginning shares	6,550,000	11,150,000
Shares sold	1,350,000	1,300,000
Shares redeemed	(3,300,000)	(5,900,000)
Shares outstanding, end of year	4,600,000	6,550,000

See Notes to Financial Statements and Financial Highlights.

10
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GraniteShares HIPS U.S. High Income ETF Statement of Changes in Net Assets

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
OPERATIONS:		
Net investment income	$ 5,061,885	$ 4,629,029
Net realized gain/(loss)	2,545,267	(13,236,120)
Net change in unrealized appreciation	3,238,304	12,258,950
Net increase in net assets resulting from operations	10,845,456	3,651,859
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings	(3,200,876)	(4,814,660)
Tax return of capital to shareholders	(3,480,249)	(1,651,465)
Total distributions	(6,681,125)	(6,466,125)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares	34,394,572	1,295,733
Cost of shares redeemed	(16,720,720)	(8,467,937)
Net increase/(decrease) from capital share transactions	17,673,852	(7,172,204)
Net increase/(decrease) in net assets	21,838,183	(9,986,470)
NET ASSETS:		
Beginning of year	55,587,948	65,574,418
End of year	$ 77,426,131	$ 55,587,948
CAPITAL SHARE TRANSACTIONS:		
Beginning shares	4,700,000	5,300,000
Shares sold	2,750,000	100,000
Shares redeemed	(1,350,000)	(700,000)
Shares outstanding, end of year	6,100,000	4,700,000

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 11

GraniteShares Nasdaq Select Disruptors ETF Statement of Changes in Net Assets

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
OPERATIONS:		
Net investment income	$ 31,776	$ 480,546
Net realized gain/(loss)	15,370,990	(3,133,478)
Net change in unrealized appreciation/depreciation	(397,497)	17,956,841
Net increase in net assets resulting from operations	15,005,269	15,303,909
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings	(46,069)	(481,268)
Total distributions	(46,069)	(481,268)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares	55,921,249	10,831,797
Cost of shares redeemed	(84,498,823)	(40,856,668)
Net decrease from capital share transactions	(28,577,574)	(30,024,871)
Net decrease in net assets	(13,618,374)	(15,202,230)
NET ASSETS:		
Beginning of year	72,271,487	87,473,717
End of year	$ 58,653,113	$ 72,271,487
CAPITAL SHARE TRANSACTIONS:		
Beginning shares	1,800,000	2,650,000
Shares sold	1,300,000	300,000
Shares redeemed	(2,000,000)	(1,150,000)
Shares outstanding, end of year	1,100,000	1,800,000

See Notes to Financial Statements and Financial Highlights.

12 www.graniteshares.com

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Consolidated Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$ 20.68	$ 30.19	$ 28.26	$ 19.49	$ 23.99
INCOME FROM OPERATIONS:					
Net investment income/(loss)[(a)]	1.02	0.73	(0.01)	(0.05)	0.30
Net realized and unrealized gain/(loss)[(b)]	(0.16)	(3.30)	6.00	8.84	(4.44)
Total from investment operations	0.86	(2.57)	5.99	8.79	(4.14)
DISTRIBUTIONS:					
From net investment income	(1.13)	(6.94)	(4.06)	(0.02)	(0.36)
Total distributions	(1.13)	(6.94)	(4.06)	(0.02)	(0.36)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.27)	(9.51)	1.93	8.77	(4.50)
NET ASSET VALUE, END OF PERIOD	$ 20.41	$ 20.68	$ 30.19	$ 28.26	$ 19.49
TOTAL RETURN[(c)]	4.59%	(10.34)%	23.74%	45.10%	(17.55)%
MARKET VALUE TOTAL RETURN[(d)]	4.58%	(10.77)%	23.44%	45.75%	(17.37)%
RATIOS/SUPPLEMENTAL DATA:					
Net assets, end of period (in 000s)	$ 93,871	$ 135,478	$ 336,569	$ 221,823	$ 39,993
RATIOS TO AVERAGE NET ASSETS					
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses including waiver/reimbursement to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income/(loss) to average net assets	4.94%	2.79%	(0.03)%	(0.19)%	1.36%
Portfolio turnover rate	0%	0%	0%	0%	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Calculation of the net gain (loss) per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.*

(c) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(d) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occured on a date prior to the close of the reporting period.*

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 13

GraniteShares HIPS U.S. High Income ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$ 11.83	$ 12.37	$ 15.74	$ 11.80	$ 16.82
INCOME FROM OPERATIONS:					
Net investment income[(a)]	0.99	0.92	0.84	0.87	0.97
Net realized and unrealized gain/(loss)[(b)]	1.16	(0.17)	(2.92)	4.36	(4.70)
Total from investment operations	2.15	0.75	(2.08)	5.23	(3.73)
DISTRIBUTIONS:					
From net investment income	(0.62)	(0.96)	(0.64)	(0.71)	(0.82)
From tax return of capital	(0.67)	(0.33)	(0.65)	(0.58)	(0.47)
Total distributions	(1.29)	(1.29)	(1.29)	(1.29)	(1.29)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.86	(0.54)	(3.37)	3.94	(5.02)
NET ASSET VALUE, END OF PERIOD	$ 12.69	$ 11.83	$ 12.37	$ 15.74	$ 11.80
TOTAL RETURN[(c)]	19.13%	6.32%	(14.16)%	46.75%	(23.20)%
MARKET VALUE TOTAL RETURN[(d)]	20.37%	5.96%	(14.17)%	46.83%	(23.69)%
RATIOS/SUPPLEMENTAL DATA:					
Net assets, end of period (in 000s)	$ 77,426	$ 55,588	$ 65,574	$ 64,517	$ 6,490
RATIOS TO AVERAGE NET ASSETS					
Ratio of expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses including waiver/reimbursement to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	7.99%	7.45%	5.74%	6.07%	6.65%
Portfolio turnover rate	43%	108%	74%	65%	51%

(a) *Based on daily average shares outstanding during the period.*

(b) *Calculation of the net gain (loss) per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.*

(c) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(d) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occured on a date prior to the close of the reporting period.*

See Notes to Financial Statements and Financial Highlights.

14 www.graniteshares.com

GraniteShares Nasdaq Select Disruptors ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Period October 4, 2019 (Commencement of operations) to June 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$ 40.15	$ 33.01	$ 40.74	$ 29.19	$ 25.37
INCOME FROM OPERATIONS:					
Net investment income[(a)]	0.03	0.21	0.13	0.15	0.17
Net realized and unrealized gain/(loss)	13.18	7.16	(7.72)	11.55	3.81
Total from investment operations	13.21	7.37	(7.59)	11.70	3.98
DISTRIBUTIONS:					
From net investment income	(0.04)	(0.23)	(0.14)	(0.15)	(0.15)
From realized gains	–	–	–	–	(0.01)
Total distributions	(0.04)	(0.23)	(0.14)	(0.15)	(0.16)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	13.17	7.14	(7.73)	11.55	3.82
NET ASSET VALUE, END OF PERIOD	$ 53.32	$ 40.15	$ 33.01	$ 40.74	$ 29.19
TOTAL RETURN[(b)]	32.92%	22.41%	(18.69)%	40.16%	15.78%
MARKET VALUE TOTAL RETURN[(c)]	33.02%	23.02%	(19.04)%	40.22%	15.58%
RATIOS/SUPPLEMENTAL DATA:					
Net assets, end of period (in 000s)	$ 58,653	$ 72,271	$ 87,474	$ 124,262	$ 30,647
RATIOS TO AVERAGE NET ASSETS					
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%[(d)]
Ratio of net investment income to average net assets	0.06%	0.60%	0.31%	0.43%	0.84%[(d)]
Portfolio turnover rate	107%	56%	45%	39%	39%[(e)]

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occured on a date prior to the close of the reporting period.*

(d) *Annualized.*

(e) *Not Annualized.*

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 15

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

1. ORGANIZATION

GraniteShares ETF Trust (the "Trust"), organized as a Delaware statutory trust on November 7, 2016, is an open-end management investment company registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"). As of June 30, 2024, the Trust consists of sixteen separate investment portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF ("COMB"), GraniteShares HIPS U.S. High Income ETF ("HIPS") and GraniteShares Nasdaq Select Disruptors ETF ("DRUP") (each, a "Fund", and collectively, the "Funds"). COMB is a non-diversified series. HIPS and DRUP are each a diversified series. The offering of the Funds' shares is registered under the Securities Act of 1933, as amended (the "Securities Act"). The investment objective of COMB is to seek to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The investment objective of HIPS and DRUP are to track the performance, before fees and expenses, of the EQM HIPS Total Return Index and Nasdaq US Large Cap Select Disruptors Index[(1)] (each, an "Index", and collectively, the "Indexes"), respectively. COMB, HIPS and DRUP commenced operations on May 19, 2017, January 6, 2015 and October 4, 2019, respectively.

On December 13, 2017, the shareholders of the Master Income ETF (the "Reorganizing Fund"), a series of the ETF Series Solutions, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Reorganizing Fund to the GraniteShares ETF Trust. HIPS, a new series of the Trust, assumed the financial and performance history of the Master Income ETF. The tax-free merger took place on December 15, 2017.

HIPS fiscal year was changed to June 30. As a result, HIPS had a shortened fiscal year covering the transitional period between the Fund's prior fiscal year end November 30, 2017 and June 30, 2018.

Although DRUP is registered as a diversified series, it may become "non-diversified," as defined under the Investment Company Act of 1940, solely as a result of changes in relative market capitalization or index weighting of one or more constituents of the Index that the fund aims to track.

Consolidated Subsidiary: COMB invests in certain commodity-related investments through GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary (the "Subsidiary").

The following table reflects the net assets of the Subsidiary as a percentage of COMB's net assets at June 30, 2024:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund's Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares BCOM Cayman Limited	$15,981,970	17.03%

(1) *Fund's Index change from the XOUT U.S. Large Cap Index to the Nasdaq US Large Cap Select Disruptors Index*

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds follows the accounting and reporting guidance in the Accounting Standards Codifications 946, "Financial Services—Investment Companies" issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable tax rules and regulations.

Distributions received from the Funds' investments in master limited partnerships ("MLPs") generally are comprised of ordinary income and return of capital from the MLPs. The Funds allocate distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

16 www.graniteshares.com

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

Distributions received from the Funds' investments in real estate investment trusts ("REITs") and Business Development Corporations ("BDCs") may be characterized as ordinary income, net capital gains, or a return of capital. The proper characterization of BDC and REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Funds' shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT and BDC investments, a portion of the distributions received by the Funds' shareholders may represent a return of capital.

Distributions received from the Funds' investments in closed-end funds ("CEFs") are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management's estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Futures contracts: COMB, through its Subsidiary, invests in a combination of exchange-listed commodity futures contracts in the normal course of pursuing its investment objectives. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. Upon entering into such contracts, COMB is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by COMB and variation margin receivable or payable. Payments received or paid by COMB adjust the variation margin account. When a contract is closed, COMB records a realized gain or loss.

Futures contracts may be highly volatile. Price movements may be sudden and extreme, and are influenced by a variety of factors including, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates.

Open futures contracts at June 30, 2024 are listed in COMB's Consolidated Schedule of Investments. As of June 30, 2024, the balance of margin receivable from the broker to the Fund was $7,195,691 as presented on the Consolidated Statement of Assets and Liabilities as due from broker. At June 30, 2024 the Fund had a variation margin receivable from the broker of $5,613,836. The variation margin payable/receivable is represented by the difference between the balance of margin receivable from the broker and the unrealized appreciation/depreciation on open futures contracts as of June 30, 2024.

3. SECURITIES VALUATION

The Funds calculate their net asset value ("NAV") each day the New York Stock Exchange (the "NYSE") is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the "NAV Calculation Time").

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. ("NYSE Arca") is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund's NAV per share.

If a market quotation is not readily available, the affected Fund's portfolio will be valued at fair value for which Trust's Board of Directors (the "Board") maintains responsibility under Rule 2a-5. To achieve this purpose, the Board relies on a committee (the "Valuation Committee") which consists of Trust's CCO and representatives of the Adviser. As rule 2a-5 went into effect on September 8, 2022, the Board approved new valuation and fair value procedures. One of the requirements is that the Board receives an annual report from the trust's CCO on the effectiveness of these procedures. Prior to September 8, 2022, if a market quotation was not readily available or was deemed not to reflect market value, the Adviser determined the price of the security held by the Funds based on a determination of the security's fair value pursuant to policies and procedures approved by the Board.

Fixed income instruments are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the pricing services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments.

Annual Report | June 30, 2024 17

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in closed-end funds are valued at closing quoted sale price or the official closing price of the day, respectively. Registered fund positions held by HIPS at June 30, 2024 are represented by closed-ended (single class) registered funds and open-end mutual fund. Registered fund positions held by DRUP are represented by open-ended mutual funds.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." A variety of factors may be considered in determining the fair value of such securities.

Valuing each Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

4. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

18 www.graniteshares.com

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

The hierarchy classification of inputs used to value each Fund's investments at June 30, 2024 were as follows:

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 54,819,926	$ –	$ 54,819,926
Total	$ –	$ 54,819,926	$ –	$ 54,819,926

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Futures Contracts	$ 1,753,968	$ –	$ –	$ 1,753,968
Liabilities				
Futures Contracts	$ (3,335,823)	$ –	$ –	$ (3,335,823)
Total	$ (1,581,855)	$ –	$ –	$ (1,581,855)

GraniteShares HIPS U.S. High Income ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 57,605,252	$ –	$ –	$ 57,605,252
Investment Companies	19,791,052	–	–	19,791,052
United States Treasury Obligations	–	24,971,083	–	24,971,083
Total	$ 77,396,304	$ 24,971,083	$ –	$ 102,367,387

GraniteShares Nasdaq Select Disruptors ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 58,727,695	$ –	$ –	$ 58,727,695
Total	$ 58,727,695	$ –	$ –	$ 58,727,695

Assets

As of June 30, 2024, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

5. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC (the "Adviser"), the investment adviser to the Funds, is a Delaware limited Liability Company located at 222 Broadway, 21st floor, New York, NY 10038. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board of Trustees (the "Board") of the Trust.

For its services, the Adviser receives a fee that is equal to 0.25% per annum of the average daily net assets of COMB, 0.70% per annum of the average daily net assets of HIPS and 0.60% per annum of the average daily net assets of DRUP, calculated daily and paid monthly. Pursuant to the Advisory Agreement, the Adviser is responsible for substantially all expenses of each Fund (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act).

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Independent Trustees; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature; (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Adviser under the Advisory Agreement.

This contractual arrangement may only be changed or eliminated by or with the consent of the Funds' Board of Trustees.

Annual Report | June 30, 2024 19

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

The Adviser is the only related party involved with the operations of the Funds.

ALPS Fund Services, Inc. ("AFS") serves as the Funds' Administrator, and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. Brown Brothers Harriman & Co serves as the Funds' Custodian and Transfer Agent pursuant to the Custodian and Transfer Agent Agreement.

ALPS Distributors, Inc. ("Distributor") serves as the Funds' distributor. The Trust has adopted a distribution and service plan ("Rule 12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

6. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on NYSE Arca. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called "Creation Units." GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF Creation Units are issued and redeemed for cash. GraniteShares HIPS US High Income ETF and GraniteShares Nasdaq Select Disruptors ETF Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for each Fund is $500, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

7. INVESTMENT TRANSACTIONS

During the year ended June 30, 2024, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
GraniteShares HIPS U.S. High Income ETF	$ 27,457,348	$ 27,585,920
GraniteShares Nasdaq Select Disruptors ETF	60,530,963	60,602,725

For the year ended June 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
GraniteShares HIPS U.S. High Income ETF	$ 34,189,248	$ 16,624,204
GraniteShares Nasdaq Select Disruptors ETF	55,855,705	84,328,577

For the year ended June 30, 2024, HIPS and DRUP had in-kind net realized gains of $3,203,440 and $18,087,440, respectively.

For COMB there were no costs of purchases and proceeds from sales of investments securities (excluding short-term investments) or in-kind transactions for the year ended June 30, 2024.

20 www.graniteshares.com

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

8. VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations. COMB uses derivative instruments as part of its principal investment strategy to achieve its investment objective.

The following is the location and fair values of the Funds' derivative investments disclosed, if any, in the Consolidated Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2024:

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF				
Commodity Contracts (Futures Contracts)	Unrealized appreciation on futures contracts	$ 1,753,968	Unrealized depreciation on futures contracts	$ (3,335,823)
Total		$ 1,753,968		$ (3,335,823)

The following is the location and the effect of derivative investments, if any, on the Funds' Consolidated Statement of Operations, categorized by primary market risk exposure during the year ended June 30, 2024:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF			
Commodity Contracts (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized depreciation on futures contracts	$ 1,051,340	$ (447,851)
Total		$ 1,051,340	$ (447,851)

For COMB for the year ended June 30, 2024, the net monthly average notional value of futures contracts held were $103,018,497 and the net ending notional value of the futures contracts were $93,539,894.

9. FEDERAL INCOME TAX MATTERS

The Funds intend to qualify as a ''regulated investment company'' under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are ''more-likely-than-not'' of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Annual Report | June 30, 2024 21

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$ –	$ (686)	$ (686)	$ 54,820,612
GraniteShares HIPS U.S. High Income ETF	7,507,801	(1,914,342)	5,593,459	96,773,928
GraniteShares Nasdaq Select Disruptors ETF	12,881,262	(757,043)	12,124,219	46,603,476

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sales and other tax timing differences resulting from the investments in pass through entities.

At June 30, 2024, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

	Undistributed net investment income	Accumulated net realized loss on investments	Other accumulated losses	Net unrealized appreciation/(deprecation) on investments and futures	Total
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$ 920,242	$ (941,744)	$ (701,807)	$ (1,582,540)	$ (2,305,849)
GraniteShares HIPS U.S. High Income ETF	–	(14,990,923)	(2,683)	5,593,459	(9,400,147)
GraniteShares Nasdaq Select Disruptors ETF	–	(16,021,528)	(14,293)	12,124,219	(3,911,602)

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next year without expiration. As of June 30, 2024, the following amounts are available as carry forwards to the next year:

Fund	Short-Term	Long-Term
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$ 935,619	$ 6,125
GraniteShares HIPS U.S. High Income ETF	4,221,703	10,769,220
GraniteShares Nasdaq Select Disruptors ETF	8,070,007	7,951,521

The GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF used capital loss carryovers during the year ended June 30, 2024 in the amount of $231.

Late Year Ordinary Losses and Capital Losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made, any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal late year ordinary and capital loss carry forwards as described above.

The Funds elect to defer to the year ending June 30, 2025 late year ordinary losses recognized during the period November 1, 2023 – June 30, 2024 in the amounts of:

Fund	Late Year Ordinary Losses Deferred
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$ –
GraniteShares HIPS U.S. High Income ETF	–
GraniteShares Nasdaq Select Disruptors ETF	14,293

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds' capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

22 www.graniteshares.com

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

For the year ended June 30, 2024, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences resulting primarily from in-kind transactions and differing treatment of investments in partnerships:

Fund	Paid-in Capital	Total Distributable Earnings
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$ 1,982,198	$ (1,982,198)
GraniteShares HIPS U.S. High Income ETF	3,891,345	(3,891,345)
GraniteShares Nasdaq Select Disruptors ETF	17,989,763	(17,989,763)

The tax character of distributions paid by the Funds during the years ended June 30, 2024 and 2023 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2024			
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$ 5,262,219	$ –	$ –
GraniteShares HIPS U.S. High Income ETF	3,200,876	–	3,480,249
GraniteShares Nasdaq Select Disruptors ETF	46,069	–	–

	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2023			
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$ 58,274,916	$ –	$ –
GraniteShares HIPS U.S. High Income ETF	4,814,660	–	1,651,465
GraniteShares Nasdaq Select Disruptors ETF	481,268	–	–

10. INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that has not yet occurred. Management expects this risk of loss to be remote.

11. PRINCIPAL RISKS

In the normal course of business, the Funds make investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Funds.

COMB is "non-diversified," meaning that a relatively high percentage of their assets may be invested in a limited number of issuers of securities.

Business Development Company ("BDC") Risk (HIPS): BDC's may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. BDC's are subject to management and other expenses, which will be indirectly paid by each Fund.

Commodity Futures (COMB): COMB expects to gain exposure to the commodity futures markets initially by investing in Commodity Futures through the Subsidiary. A Commodity Futures contract is a standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of underlying commodity at a specified time and place or, alternatively, may call for cash settlement.

Commodity-linked derivative instruments (COMB): Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is a financial instrument whose value is linked to the movement of a commodity, commodity index, or commodity futures contract. The value of commodity-linked instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Fixed Income Securities (COMB): COMB will invest in Fixed Income Securities. The Fixed Income Securities in which COMB may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, bank certificates of deposit, fixed time deposits, bankers' acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. COMB's Fixed Income Securities earn interest income for COMB and can be used as collateral

Annual Report | June 30, 2024 23

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

(also referred to as "margin") for the COMB's investments in Commodity Futures. COMB does not target a specific duration or maturity for the debt securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates.

Industry Concentration Risk (DRUP): In following its methodology, the Index from time to time may be concentrated in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Investment Company Risk (HIPS): The risks of investment in investment companies typically reflect the risks of the types of instruments in which the investment companies invest in. By investing in another investment company, each Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount it can invest in other investment companies, which may adversely affect the Funds' ability to achieve its investment objective.

Investment Style Risk (DRUP): The Index is intended to provide exposure to large cap U.S. equity markets, with certain securities excluded from the index in accordance with the Index methodology. The Index methodology is relatively new, and there can be no assurance that such methodology will result in positive investment performance. The Index methodology may result in the Index being more volatile than a more conventional index. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

MLP Risk (HIPS): MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a "floating" rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is always the risk that an MLP will fail to qualify for favorable tax treatment.

Non-Diversification Risk (DRUP): To the extent that the Fund becomes non-diversified as necessary to approximate the composition of the Index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the Fund's investments, and the Fund may experience increased volatility.

REIT Investment Risk (HIPS): Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Sector Risk: To the extent the Funds invests more heavily in particular sectors of the economy, performance will be especially sensitive to developments that significantly affect those sectors.

The Funds' prospectus contains additional information regarding risks associated with investments in the Fund.

12. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

24 www.graniteshares.com

GraniteShares ETF Trust
Report of Independent Registered Public Accounting Firm

To the Shareholders and
The Board of Directors of GraniteShares ETF Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF ("COMB"), a series of GraniteShares ETF Trust, including the consolidated schedule of investments as of June 30, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets and the consolidated financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the "consolidated financial statements").

We have also audited the accompanying statements of assets and liabilities of GraniteShares HIPS U.S. High Income ETF ("HIPS") and GraniteShares Nasdaq Select Disruptors ETF ("DRUP"), (collectively along with COMB, referred to as the "Funds"), each a series of GraniteShares ETF Trust, including the schedules of investments, as of June 30, 2024, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the "financial statements"). In our opinion, the consolidated financial statements and financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2024, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the tables below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting GraniteShares ETF Trust	Consolidated Statement of Operations	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
COMB	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the five years in the period ended June 30, 2024
Individual Funds constituting GraniteShares ETF Trust	**Statement of Operations**	**Statements of Changes in Net Assets**	**Financial Highlights**
HIPS	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the five years in the period ended June 30, 2024
DRUP	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the four years in the period ended June 30, 2024 and for the period October 4, 2019 (Commencement of Operations) to June 30, 2020

Basis for Opinion

These consolidated financial statements and financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' consolidated financial statements and financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more GraniteShares LLC investment companies since 2019.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements and financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds' internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodians and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 29, 2024

Annual Report | June 30, 2024 25

GraniteShares ETF Trust
Additional Information
June 30, 2024 (Unaudited)

Federal Tax Information

For the fiscal year ended June 30, 2024, certain dividends by the Funds may be subject to the maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	0.00%
GraniteShares HIPS U.S. High Income ETF	0.00%
GraniteShares Nasdaq Select Disruptors ETF	100.00%

For corporate shareholders of the Funds, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2024 were as follows:

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	0.00%
GraniteShares HIPS U.S. High Income ETF	0.00%
GraniteShares Nasdaq Select Disruptors ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Funds were as follows:

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	0.00%
GraniteShares HIPS U.S. High Income ETF	0.00%
GraniteShares Nasdaq Select Disruptors ETF	0.00%

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.graniteshares.com.

Authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund's objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained by 1-800-SEC-0330.

Distributor, ALPS Distributors, Inc.

26
www.graniteshares.com

GraniteShares ETF Trust

June 30, 2024 (Unaudited)

Not applicable for this reporting period.

Annual Report | June 30, 2024 27

GraniteShares ETF Trust Item 9 – Proxy Disclosures for Open-End Management Investment Companies
June 30, 2024 (Unaudited)

Not applicable for this reporting period.

28 www.graniteshares.com

GraniteShares ETF Trust
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
June 30, 2024 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the year ended June 30, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Steven James Smyser, Trustee	$ 12,000	$ –	$ 12,000
Seddik Meziani, Trustee	$ 12,000	$ –	$ 12,000
Total	**$ 24,000**	$ –	**$ 24,000**

Annual Report | June 30, 2024 29

GraniteShares ETF Trust

June 30, 2024 (Unaudited)

GraniteShares ETF Trust (the "Trust") was organized as a Delaware statutory trust on November 7, 2016, and is authorized to establish multiple series, with each series representing interests in a separate portfolio of securities and other assets of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the supervision of the Board of Trustees of the Trust (the "Board," with the members of the Board referred to individually as "Trustees"), and pursuant to the terms of an investment advisory agreement between GraniteShares Advisors LLC (the "Adviser" or "GraniteShares") and the Trust (the "Agreements"), GraniteShares provides a continuous program of investment management for each series of the Trust (each, a "Fund" and collectively, the "Funds") and, among other services, determines, in its discretion, the securities to be purchased, retained or sold with respect to each Fund.

At meetings held on May 17, 2024 and June 18, 2024 (the "Meetings"), the Board, including a majority of the Trustees who are not "interested person[s]," as defined in the 1940 Act, of the Trust (the "Independent Trustees"), reviewed and unanimously approved the renewal of the Agreements for an additional one-year period or a decrease in the management fees and expenses with respect to each of the short and long levered Funds (the "S&L Funds") and the each of the non-S&L Funds (the "Non-S&L Funds"). The Meetings were held via telephone conference based on exemptive relief issued by the Securities and Exchange Commission ("SEC"), with the Board's intention to ratify the approval of the Agreement at its next in-person meeting.[1]

In advance of the Meetings, the Board received information about each Fund, the Agreements, and the Adviser to facilitate the Board's annual review of the Agreements, as required by Section 15(c) of the 1940 Act. In addition to such information, the Board noted that the evaluation process with respect to the Adviser is an ongoing one, as part of the Board's regular oversight of the Funds. Thus, in considering the renewal of the Agreements, the Board took into account its review of the performance and services provided by the Adviser and other service providers to the Funds at regularly scheduled meetings held throughout the year. The Board also receives information informally outside of the Board meetings, as circumstances warrant. In this respect, the review process undertaken by the Board spans the course of the year and culminates with the annual 15(c) review process for the Funds. In addition, the Board recalled its initial assessment and approval of the Agreements as to each Fund.

The Trustees were assisted by legal counsel throughout the Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreements.

The Board took note of relevant judicial precedent and regulations adopted by the SEC setting forth factors to be considered by a board when evaluating investment advisory agreements including, among other matters: (1) the nature, extent and quality of the services provided by the investment adviser; (2) the costs of the services provided and profitability to the investment adviser with respect to its relationship with the fund; (3) the advisory fees and total expense ratio of the fund compared to a relevant peer group of funds; (4) the extent to which economies of scale would be realized as the fund grows and whether the advisory fee for the fund would enable investors to share in the benefits of economies of scale; and (5) other benefits received by the investment adviser from its relationship with the fund.

At the Meetings, the Board evaluated the information prepared for the 15(c) review process. The Meetings included a presentation by representatives of the Adviser during which the Independent Trustees and counsel were able to pose questions. The Adviser's presentation included a discussion of the Adviser's resources and capabilities, including its financial condition and ability to continue to provide the contracted-for services under the Agreements, as well as a review of the experience and qualifications of the Funds' portfolio managers and other key personnel of the Adviser. The Trustees were also presented with quantitative data showing how each Fund performed against its relevant benchmark and whether the Fund met its investment objective over the period considered. In addition, the Trustees were provided with industry data comparing each Fund's management fee with the management fee levels generally observed on funds with comparable strategies. The Trustees observed that the comparative industry information was sourced from well-established data vendors.

Following an analysis and discussion of the factors identified below, in the exercise of their reasonable business judgment and in light of their respective fiduciary duties, the Trustees unanimously concluded that it was in the best interest of each Fund to approve the renewal of each of the Agreements for an additional one-year term. In making determinations regarding the factors identified below, the Trustees considered information received (both oral and written) at the Meetings, as well as information obtained through the Board's experience overseeing the Funds. In this regard,

[1] *On March 13, 2020, the SEC issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief was originally limited to the period from March 13, 2020 to June 15, 2020, and was subsequently extended through August 15, 2020. On June 19, 2020, the SEC issued an order extending the duration of the conditional relief further, through at least December 31, 2020. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at the Meetings.*

30

www.graniteshares.com

GraniteShares ETF Trust
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

the Board's conclusions were also based on its knowledge of how well the Adviser performs its duties obtained through Board meetings, discussions, and reports during the year. The Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.

In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approval was based on each Trustee's business judgment after consideration of the information as a whole. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The principal factors and conclusions that formed the basis for the Trustees' determinations to approve the renewal of the Agreements are discussed below.

Nature, Extent and Quality of Services. The Board considered the functions performed by the Adviser for each Fund and the nature and quality of services provided by GraniteShares. The Board noted that each Fund was an exchange-traded fund ("ETF") and the Board considered the qualifications and experience of the Adviser's key personnel, including, in particular, the experience of the Adviser's principals in managing ETFs and coordinating their operation and administration. The Trustees also considered the responsibilities assumed by the Adviser, including, among other things: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of shares; and monitoring and coordinating the provision of services to each Fund by each of the third-party service providers, including the fund administrator, transfer agent, custodian and distributor. The Board also considered the quality of the operational and compliance infrastructure supporting each Fund, including the regular reports provided by the Trust's Chief Compliance Officer regarding compliance procedures and practices. In addition, the Board noted the reports received at each Board meeting regarding regulatory developments germane to the ETF and registered fund industry.

Non-S&L Funds

The Board assessed the Adviser's management capabilities as demonstrated by each Fund's performance and ability to meet its investment objective.

The Board noted that COMB is an actively managed ETF that seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The Fund's investment strategy is based in part on the Bloomberg Commodity Index (the "COMB Benchmark"), which is designed to be a highly liquid and broad benchmark for commodities futures investments. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the Fund's returns on a market price basis and on a net asset value ("NAV") basis, as well as the returns of the COMB Benchmark, and the related performance attribution commentary provided by the Adviser.

As to HIPS, the Board noted that the Fund seeks to track the performance, before fees and expenses, of the EQM High Income Pass-Through Securities Index (the "HIPS Index"). HIPS is a rules-based index that measures the performance of up to 40 high income U.S.-listed securities that typically have "pass-through" structures that require them to distribute substantially all of their earnings to shareholders as cash distributions. Prior to March 10, 2023, HIPS tracked the TFMS HIPS Index. As with COMB, the Board took into account the information it received regarding HIPS's returns on a market price basis and on a NAV basis, and the returns of the HIPS Index over the same periods, as well as the Adviser's performance attribution analysis.

With respect to DRUP, the Board noted that the Fund seeks to track the performance, before fees and expenses, of the NASDAQ US Large Cap Select Disruptors Index (the "DRUP Index"), which tracks the performance of large-cap, U.S.-listed companies with high disruption scores. Companies are assigned a disruption score using a multifactor scoring model, which is based on multiple fundamental metrics such as patent value, revenue growth, research and development expenses, and gross margins. The index universe consists of all issuers from the Nasdaq US 500 Large Cap Index and the top 50 securities are selected for inclusion in the DRUP Index. The DRUP Index is a modified free-float market capitalization-weighted index to reduce excessive concentration. The Index is reconstituted semi-annually and rebalanced quarterly. Prior to August 15, 2023, the fund traded under the ticker XOUT, titled GraniteShares XOUT U.S. Large Cap ETF and tracked the XOUT U.S. Large Cap Index. As with COMB and HIPS, the Board considered the information it received regarding DRUP's returns on a market price basis and on a NAV basis, and the returns of the DRUP Index over the same periods, as well as the Adviser's performance attribution analysis.

S&L Funds

With respect to each of the S&L Funds, the Board noted that each Fund seeks to replicate the daily performance of an underlying stock multiplied by a leveraged factor. Since launch, the S&L Funds have modified and refined their index strategies to best replicate the performance of the underlying stocks and as of the date of the Meetings, the S&L Funds use Indxx High Volatility sector indices, which are rules-based indices that capture the performance of the five most volatile stocks in the industry that the underlying stock operates, based on an industry categorization determined by a leading independent analytics company. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the standard deviation of a Fund's NAV from the price changes of each's Fund's underlying stock, premium/discount and intraday trading spreads, as well as the related performance attribution commentary provided by the Adviser. The Board also considered that the Adviser has strived to refine the indices for the S&L Funds, and that the Adviser was obligated by an expense limitation agreement for each S&L Fund.

Annual Report | June 30, 2024 31

GraniteShares ETF Trust
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

All Funds

As to each Fund, the Board considered the performance data, analyses and reports regularly provided by the Adviser regarding the Fund's index tracking, premium/discount and intraday trading spreads, among other things. The Board also considered the Adviser's commentary regarding broader market trends and macroeconomic developments and interrelationship between market conditions and each Fund's performance. The Board concluded that it was satisfied with the information provided regarding, and explanations for, each Fund's performance.

Based on the foregoing, including the acceptability of the terms of the Agreements and the responsibilities assumed by the Adviser thereunder, the Board concluded that the Adviser and its personnel continue to be qualified to serve each Fund in such capacity, and that the nature, quality and extent of services provided by the Adviser are expected to be satisfactory and appropriate for each Fund.

Comparative Fees, Costs of Services Provided by the Adviser from Its Relationship with Each Fund: The Board considered information provided by the Adviser regarding the advisory fee for each Fund in connection with the proposed renewal of the Agreements and the Adviser's rationale therefor.

Non-S&L Funds

The Board noted that the Adviser recommended maintaining the current advisory fee for each of COMB, HIPS and DRUP at 0.25%, 0.70% and 0.60% per annum, respectively. The Board considered that the advisory fee for each Fund is a unitary fee pursuant to which the Adviser assumes substantially all expenses of the Fund (excluding interest, Acquired Fund Fees and Expenses, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act.) Thus, the Board reviewed information provided in the materials comparing each Fund's proposed unitary fee to certain other funds identified by the Adviser. The Board also took into account the information provided regarding the Adviser's process for identifying such other funds.

With respect to COMB, the Adviser identified certain ETFs and mutual funds providing broad commodity exposures (with particular focus on the least expensive mutual fund share class) using third-party data sources. The Board observed that the Fund's proposed unitary fee was significantly lower than the average total expense ratio of the commodity funds deemed relevant for comparative analysis. The Board also noted the Adviser's statement that although the average fees for funds providing broad commodity exposure decreased over the prior year, COMB was one of the least expensive broad commodity ETFs available in the market.

With respect to HIPS and DRUP, the Adviser identified certain ETFs and mutual funds providing similar exposures using third-party data sources. The Board noted that each Fund's fee was higher than the respective average peer fee, but lower than the maximum observed fee, and the strategy for each Fund was unique in the marketplace.

In assessing the proposed unitary fee for each Fund, the Board also considered the Adviser's description of the resources involved in managing each Fund. In addition, the Board considered each Fund's size and the likelihood that the Adviser would continue to absorb certain operational expenses incurred by each Fund through the renewal term of the Agreement.

S&L Funds

The Board considered the S&L Funds' annual advisory fees with those of funds in the peer group universe of funds provided by Bloomberg, an independent provider of investment company data. The Board noted that the Funds' advisory fees of 0.99% were higher than the Bloomberg peer group median of 0.77%, but not the highest of the peer group. The Board noted that the Adviser did not recommend lowering the Adviser's fees for the S&L Funds because the daily tracking performance of the Funds was small and stable, the Funds are operationally intensive to manage, and the costs of launching and managing all the Funds benefit from the existing advisory fee levels. After further consideration, the Board determined that the advisory fees were not unreasonable.

All Funds

Based on the information presented and the discussions at the Meetings, the Board concluded that each Fund's proposed fee was reasonable given, among other things, the nature, extent and quality of the services provided under the Agreements.

Economies of Scale. The Board considered the potential for the Adviser to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders.

32 www.graniteshares.com

GraniteShares ETF Trust
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Non-S&L Funds

The Board took into account that potential economies of scale may be shared in various ways, including through a unitary fee set at a competitive level at the outset that assumes future growth in assets. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Adviser, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds.

S&L Funds

The Board considered whether the Adviser was benefiting from economies of scale in the provision of services to each S&L Fund and whether such services are being shared with each Fund's shareholders under the Agreements. The Board considered the prospects for growth of each of the S&L Funds and concluded that the expense limitation agreement was adequate at current asset levels of the S&L Funds, provided meaningful economies to shareholders, and economies of scale would be revisited as each S&L Fund's asset levels increase.

All Funds

Based on the foregoing, the Board concluded that the Adviser's arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Conclusion. Based on all of the foregoing, the Board, including the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable in light of the extent and quality of the services provided and expected to be provided over the renewal term, and that the renewal of the Agreements are in the best interest of each Fund. At the Meetings, the Board, including the Independent Trustees, unanimously approved the renewal of the Agreements for an additional one-year term or the decrease in management fees and expenses, as to each Fund.

Annual Report | June 30, 2024 33

Must be accompanied or preceded by a prospectus.
ALPS Distributors, Inc., a FINRA member, is the Distributor for the GraniteShares ETF Trust.

GRANITESHARES ETF TRUST

ANNUAL REPORT FINANCIAL STATEMENTS & OTHER INFORMATION

(Includes N-CSR Items 7-11)

June 30, 2024

GraniteShares 2x Long BABA Daily ETF[1]
BABX

GraniteShares 2x Long META Daily ETF[2]
FBL

GraniteShares 2x Long NVDA Daily ETF[3]
NVDL

GraniteShares 2x Long AAPL Daily ETF[4]
AAPB

GraniteShares 2x Long COIN Daily ETF[5]
CONL

GraniteShares 1.25x Long TSLA Daily ETF
TSL

GraniteShares 1x Short AMD Daily ETF
AMDS

GraniteShares 2x Short NVDA Daily ETF[6]
NVD

GraniteShares 2x Long TSLA Daily ETF[7]
TSLR

GraniteShares 2x Short TSLA Daily ETF[8]
TSDD

GraniteShares 2x Long AMD Daily ETF
AMDL

GraniteShares 2x Long AMZN Daily ETF
AMZZ

GraniteShares 2x Long MSFT Daily ETF
MSFL

[1] the Fund was previously named the "GraniteShares 1.75x Long BABA Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund' Investment Objective.

[2] the Fund was previously named the "GraniteShares 1.5x Long META Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund' Investment Objective.

[3] the Fund was previously named the "GraniteShares 1.5x Long NVDA Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund' Investment Objective

[4] the Fund was previously named the "GraniteShares 1.75x Long AAPL Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund investment Objective

[5] the Fund was previously named the "GraniteShares 1.5x Long COIN Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund investment Objective

[6] the Fund was previously named the "GraniteShares 1.5x Short NVDA Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund investment Objective

[7] the Fund was previously named the "GraniteShares 1.75x Long TSLA Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund investment Objective

[8] the Fund was previously named the "GraniteShares 1.5x Short TSLA Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund investment Objective

Table of Contents

	PAGE
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies	**1**
Schedule of Investments	
GraniteShares 2x Long BABA Daily ETF	2
GraniteShares 2x Long META Daily ETF	3
GraniteShares 2x Long NVDA Daily ETF	4
GraniteShares 2x Long AAPL Daily ETF	5
GraniteShares 2x Long COIN Daily ETF	6
GraniteShares 1.25x Long TSLA Daily ETF	7
GraniteShares 1x Short AMD Daily ETF	8
GraniteShares 2x Short NVDA Daily ETF	9
GraniteShares 2x Long TSLA Daily ETF	10
GraniteShares 2x Short TSLA Daily ETF	11
GraniteShares 2x Long AMD Daily ETF	12
GraniteShares 2x Long AMZN Daily ETF	13
GraniteShares 2x Long MSFT Daily ETF	14
Statements of Assets and Liabilities	15
Statements of Operations	18
Statements of Changes in Net Assets	
GraniteShares 2x Long BABA Daily ETF	21
GraniteShares 2x Long META Daily ETF	22
GraniteShares 2x Long NVDA Daily ETF	23
GraniteShares 2x Long AAPL Daily ETF	24
GraniteShares 2x Long COIN Daily ETF	25
GraniteShares 1.25x Long TSLA Daily ETF	26
GraniteShares 1x Short AMD Daily ETF	27
GraniteShares 2x Short NVDA Daily ETF	28
GraniteShares 2x Long TSLA Daily ETF	29
GraniteShares 2x Short TSLA Daily ETF	30
GraniteShares 2x Long AMD Daily ETF	31
GraniteShares 2x Long AMZN Daily ETF	32
GraniteShares 2x Long MSFT Daily ETF	33
Financial Highlights	
GraniteShares 2x Long BABA Daily ETF	34
GraniteShares 2x Long META Daily ETF	35
GraniteShares 2x Long NVDA Daily ETF	36
GraniteShares 2x Long AAPL Daily ETF	37
GraniteShares 2x Long COIN Daily ETF	38
GraniteShares 1.25x Long TSLA Daily ETF	39
GraniteShares 1x Short AMD Daily ETF	40
GraniteShares 2x Short NVDA Daily ETF	41
GraniteShares 2x Long TSLA Daily ETF	42
GraniteShares 2x Short TSLA Daily ETF	43
GraniteShares 2x Long AMD Daily ETF	44
GraniteShares 2x Long AMZN Daily ETF	45
GraniteShares 2x Long MSFT Daily ETF	46
Notes to Financial Statements and Financial Highlights	47
Report of Independent Registered Public Accounting Firm	65
Additional Information	67
Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	**69**
Item 9 – Proxy Disclosures for Open-End Management Investment Companies	**70**
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	**71**
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract	**72**

GraniteShares ETF Trust

See Notes to Financial Statements and Financial Highlights.
Annual Report | June 30, 2024 1

GraniteShares 2x Long BABA Daily ETF Schedule of Investments
June 30, 2024

Other Assets In Excess Of Liabilities - (100.00%)	$ 18,909,292
NET ASSETS (100.00%)	$ 18,909,292

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation[a]	Currency	Notional Amount	Floating Rate Index	Spread	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Alibaba Group Holdings, Ltd.	USD	$ 38,926,487	OBFR01	100 bps	12/30/2024	$ 37,773,072	$ (1,153,415)
TOTAL			$ 38,926,487				$ 37,773,072	$ (1,153,415)

[a] *Includes cash which is being held as collateral for total return swap contracts.*

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements and Financial Highlights.

2 www.graniteshares.com

GraniteShares 2x Long META Daily ETF — Schedule of Investments

June 30, 2024

Investments		Principal Amount		Value
UNITED STATES TREASURY OBLIGATIONS - 72.97%[(a)]				
United States Treasury Bill, 3.570% , 07/09/2024	$	80,000,000	$	79,907,466
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $79,920,667)				79,907,466
TOTAL INVESTMENTS - 72.97% (Cost $79,920,667)			$	79,907,466
Other Assets In Excess Of Liabilities - 27.03%				29,599,142
NET ASSETS (100.00%)			$	109,506,608

(a) *Rate shown represents the bond equivalent yield to maturity at date of purchase.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation[(a)]	Currency	Notional Amount	Floating Rate Index	Spread	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	Meta Platforms, Inc.	USD	$ 34,264,796	OBFR01	100 bps	06/25/2025	$ 34,529,490	$ 264,694
TD Cowen	Meta Platforms, Inc.	USD	156,959,329	OBFR01	100 bps	12/30/2024	187,395,884	30,436,555
TOTAL			$ 191,224,125				$ 221,925,374	$ 30,701,249

(a) *Includes cash which is being held as collateral for total return swap contracts.*

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 3

GraniteShares 2x Long NVDA Daily ETF Schedule of Investments
June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 3.48%		
Semiconductors & Semiconductor Equipment - 3.48%		
NVIDIA Corp.	1,330,000	$ 164,308,200
TOTAL COMMON STOCKS (Cost $157,134,553)		164,308,200

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 52.87%[(a)]		
United States Treasury Bill, 5.160% , 07/02/2024	$ 500,000,000	499,927,290
United States Treasury Bill, 3.570% , 07/09/2024	2,000,000,000	1,997,686,660
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $2,497,945,000)		2,497,613,950
Purchased Options (2.02%)		
Call NVDA July 85 07/19/2024	24,500	95,279,275
TOTAL PURCHASED OPTIONS (Cost $100,015,750)		95,279,275
TOTAL INVESTMENTS - 58.37% (Cost $2,755,095,303)		$ 2,757,201,425
Other Assets In Excess Of Liabilities - 41.63%		1,966,313,506
NET ASSETS (100.00%)		$ 4,723,514,931

(a) *Rate shown represents the bond equivalent yield to maturity at date of purchase.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation[(a)]	Currency	Notional Amount	Floating Rate Index	Spread	Termination Date	Value	Net Unrealized Appreciation
Bank of America	NVIDIA Corp.	USD	$ 300,013,398	OBFR01	300 bps	07/31/2025	$ 299,616,373	$ (397,025)
BMO Capital Markets	NVIDIA Corp.	USD	225,416,066	OBFR01	175 bps	07/14/2025	211,304,793	(14,111,273)
Cantor Fitzgerald	NVIDIA Corp.	USD	116,209,685	OBFR01	227 bps	07/10/2025	110,753,116	(5,456,569)
Clear Street, LLC	NVIDIA Corp.	USD	3,149,046,233	OBFR01	600 bps	06/25/2025	4,352,480,238	1,203,434,005
Natixis SA	NVIDIA Corp.	USD	746,710,415	FEDL01	275 bps	07/07/2025	1,011,856,841	265,146,426
Nomura Holdings, Inc.	NVIDIA Corp.	USD	2,143,957,088	OBFR01	300 bps	04/22/2025	2,231,835,219	87,878,131
RBC Capital Markets	NVIDIA Corp.	USD	37,901,130	OBFR01	180 bps	04/16/2025	51,516,180	13,615,050
TD Cowen	NVIDIA Corp.	USD	316,841,901	OBFR01	100 bps	12/30/2024	766,169,754	449,327,853
TOTAL			$ 7,036,095,916				$ 9,035,532,514	$ 1,999,436,598

(a) *Includes cash which is being held as collateral for total return swap contracts.*

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate
FEDL - Federal Funds Effective Rate

See Notes to Financial Statements and Financial Highlights.

4 www.graniteshares.com

GraniteShares 2x Long AAPL Daily ETF Schedule of Investments
June 30, 2024

Investments		Principal Amount		Value
UNITED STATES TREASURY OBLIGATIONS - 42.54%[(a)]				
United States Treasury Bill, 3.570% , 07/09/2024	$	15,000,000	$	14,982,650
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $14,985,125)				14,982,650
TOTAL INVESTMENTS - 42.54% (Cost $14,985,125)			$	14,982,650
Other Assets In Excess Of Liabilities - 57.46%				20,237,697
NET ASSETS (100.00%)			$	35,220,347

(a) *Rate shown represents the bond equivalent yield to maturity at date of purchase.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation[(a)]	Currency	Notional Amount	Floating Rate Index	Spread	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Apple, Inc.	USD	$ 63,941,130	OBFR01	100 bps	12/30/2024	$ 71,295,712	$ 7,354,582
TOTAL			$ 63,941,130				$ 71,295,712	$ 7,354,582

(a) *Includes cash which is being held as collateral for total return swap contracts.*

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 5

GraniteShares 2x Long COIN Daily ETF Schedule of Investments
June 30, 2024

Investments		Principal Amount		Value
UNITED STATES TREASURY OBLIGATIONS - 25.64%[(a)]				
United States Treasury Bill, 5.140% , 07/02/2024	$	125,000,000	$	124,981,823
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $124,982,153)				124,981,823
TOTAL INVESTMENTS - 25.64% (Cost $124,982,153)			$	124,981,823
Other Assets In Excess Of Liabilities - 74.36%				362,522,448
NET ASSETS (100.00%)			$	487,504,271

(a) *Rate shown represents the bond equivalent yield to maturity at date of purchase.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation[(a)]	Currency	Notional Amount	Floating Rate Index	Spread	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	Coinbase Global, Inc.	USD	$ 418,877,550	OBFR01	550 bps	06/25/2025	$ 447,162,095	$ 28,284,545
Natixis SA	Coinbase Global, Inc.	USD	144,845,790	FEDL01	500 bps	07/07/2025	146,717,357	1,871,567
Nomura Holdings, Inc.	Coinbase Global, Inc.	USD	45,613,509	OBFR01	125 bps	04/22/2025	47,806,118	2,192,609
TD Cowen	Coinbase Global, Inc.	USD	256,416,093	OBFR01	100 bps	12/30/2024	332,250,517	75,834,424
TOTAL			$ 865,752,942				$ 973,936,087	$ 108,183,145

(a) *Includes cash which is being held as collateral for total return swap contracts.*

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate
FEDL - Federal Funds Effective Rate

See Notes to Financial Statements and Financial Highlights.

6 www.graniteshares.com

GraniteShares 1.25x Long TSLA Daily ETF Schedule of Investments
June 30, 2024

Other Assets In Excess Of Liabilities - (100.00%)	$	7,982,554
NET ASSETS (100.00%)	$	7,982,554

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation[(a)]	Currency		Notional Amount	Floating Rate Index	Spread	Termination Date		Value		Net Unrealized Appreciation
TD Cowen	Tesla, Inc.	USD	$	8,496,674	OBFR01	100 bps	12/30/2024	$	9,956,134	$	1,459,460
TOTAL			$	8,496,674				$	9,956,134	$	1,459,460

[(a)] *Includes cash which is being held as collateral for total return swap contracts.*

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements and Financial Highlights.
Annual Report | June 30, 2024 7

GraniteShares 1x Short AMD Daily ETF Schedule of Investments
June 30, 2024

Other Assets In Excess Of Liabilities - (100.00%)	$	1,915,173
NET ASSETS (100.00%)	$	1,915,173

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation[a]	Currency	Notional Amount	Floating Rate Index	Spread	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Advanced Micro Devices, Inc.	USD	$ (2,124,399)	OBFR01	(100) bps	12/30/2024	$ (1,921,702)	$ 202,697
TOTAL			$ (2,124,399)				$ (1,921,702)	$ 202,697

(a) Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements and Financial Highlights.

8 www.graniteshares.com

GraniteShares 2x Short NVDA Daily ETF Schedule of Investments
June 30, 2024

Other Assets In Excess Of Liabilities - (100.00%)	$ 78,381,069
NET ASSETS (100.00%)	$ 78,381,069

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation[(a)]	Currency	Notional Amount	Floating Rate Index	Spread	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	NVIDIA Corp.	USD	$ (159,855,070)	OBFR01	(30) bps	06/25/2025	$ (154,186,074)	$ 5,668,996
TOTAL			$ (159,855,070)				$ (154,186,074)	$ 5,668,996

(a) Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 9

GraniteShares 2x Long TSLA Daily ETF Schedule of Investments
June 30, 2024

Other Assets In Excess Of Liabilities - (100.00%)	$	38,307,829
NET ASSETS (100.00%)	$	38,307,829

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation[(a)]	Currency	Notional Amount	Floating Rate Index	Spread	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Tesla, Inc.	USD	$ 68,898,129	OBFR01	100 bps	12/30/2024	$ 76,130,175	$ 7,232,046
TOTAL			$ 68,898,129				$ 76,130,175	$ 7,232,046

(a) Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements and Financial Highlights.

10 www.graniteshares.com

GraniteShares 2x Short TSLA Daily ETF Schedule of Investments
June 30, 2024

Other Assets In Excess Of Liabilities - (100.00%)	$ 6,988,216
NET ASSETS (100.00%)	$ 6,988,216

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation[(a)]	Currency	Notional Amount	Floating Rate Index	Spread	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Tesla, Inc.	USD	$ (13,889,021)	OBFR01	(100) bps	12/30/2024	$ (14,213,127)	$ (324,106)
TOTAL			$ (13,889,021)				$ (14,213,127)	$ (324,106)

(a) Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements and Financial Highlights.
Annual Report | June 30, 2024 11

GraniteShares 2x Long AMD Daily ETF Schedule of Investments
June 30, 2024

Other Assets In Excess Of Liabilities - (100.00%)	$ 55,081,059
NET ASSETS (100.00%)	$ 55,081,059

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation[(a)]	Currency	Notional Amount	Floating Rate Index	Spread	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Advanced Micro Devices, Inc.	USD	$ 106,767,133	OBFR01	100 bps	12/30/2024	$ 109,877,485	$ 3,110,352
TOTAL			$ 106,767,133				$ 109,877,485	$ 3,110,352

(a) *Includes cash which is being held as collateral for total return swap contracts.*

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements and Financial Highlights.
12 www.graniteshares.com

GraniteShares 2x Long AMZN Daily ETF Schedule of Investments
June 30, 2024

Other Assets In Excess Of Liabilities - (100.00%)	$ 17,052,848
NET ASSETS (100.00%)	$ 17,052,848

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation[(a)]	Currency	Notional Amount	Floating Rate Index	Spread	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Amazon.com, Inc.	USD	$ 32,342,450	OBFR01	100 bps	12/30/2024	$ 34,183,220	$ 1,840,770
TOTAL			$ 32,342,450				$ 34,183,220	$ 1,840,770

[(a)] *Includes cash which is being held as collateral for total return swap contracts.*

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements and Financial Highlights.
Annual Report | June 30, 2024 13

GraniteShares 2x Long MSFT Daily ETF Schedule of Investments
June 30, 2024

Other Assets In Excess Of Liabilities - (100.00%)	$ 10,270,859
NET ASSETS (100.00%)	$ 10,270,859

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation[(a)]	Currency	Notional Amount	Floating Rate Index	Spread	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Microsoft, Inc.	USD	$ 19,978,146	OBFR01	100 bps	12/30/2024	$ 20,772,448	$ 794,302
TOTAL			$ 19,978,146				$ 20,772,448	$ 794,302

[(a)] *Includes cash which is being held as collateral for total return swap contracts.*

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements and Financial Highlights.
14 www.graniteshares.com

GraniteShares ETF Trust
Statements of Assets and Liabilities
June 30, 2024

	GraniteShares 2x Long BABA Daily ETF	GraniteShares 2x Long META Daily ETF	GraniteShares 2x Long NVDA Daily ETF	GraniteShares 2x Long AAPL Daily ETF	GraniteShares 2x Long COIN Daily ETF
ASSETS:					
Investments at cost	$ –	$ 79,920,667	$ 2,755,095,303	$ 14,985,125	$ 124,982,153
Investments at value	$ –	$ 79,907,466	$ 2,757,201,425	$ 14,982,650	$ 124,981,823
Cash	7,477,339	39,754,830	414,936,832	14,667,106	36,698,617
Cash collateral held for open swap contracts	14,563,666	44,166,801	1,354,547,118	14,763,388	233,951,302
Due from advisor	–	–	–	4,643	–
Due from counterparty	–	–	149,853,560	–	–
Unrealized appreciation on total return swap contracts	–	30,701,249	2,019,401,465	7,354,582	108,183,145
Receivable for investments sold	–	–	129,760,084	–	–
Dividends receivable	–	98,500	–	–	–
Receivable for shares sold	521,504	–	13,918,765	–	13,629,461
Other assets	4,750	19,329	220,538	7,575	23,836
Total Assets	22,567,259	194,648,175	6,839,839,787	51,779,944	517,468,184
LIABILITIES:					
Unrealized depreciation on total return swap contracts	1,153,415	–	19,964,867	–	–
Administration payable	1,210	3,688	41,658	628	4,580
Payable for accounting and legal	19,906	22,758	149,599	22,649	38,488
Payable to custodian	555	1,777	555	2,986	555
Payable for investments purchased	–	79,920,667	2,093,014,670	14,985,125	–
Payable for trustee fees	1,846	1,846	1,846	3,275	3,275
Payable for transfer agency	12,371	8,333	13,627	12,633	12,969
Payable for capital shares redeemed	–	–	–	–	4,543,154
Advisory fees payable	16,070	90,951	3,073,073	21,522	440,557
Due to Counterparty	2,426,780	5,078,975	–	1,502,880	24,904,416
Other accrued payables	25,814	12,572	64,961	7,899	15,919
Total Liabilities	3,657,967	85,141,567	2,116,324,856	16,559,597	29,963,913
NET ASSETS	$ 18,909,292	$ 109,506,608	$ 4,723,514,931	$ 35,220,347	$ 487,504,271
NET ASSETS CONSIST OF:					
Paid-in capital	$ 23,796,029	$ 84,893,942	$ 2,664,600,716	$ 29,255,166	$ 536,924,599
Total distributable earnings/(losses)	(4,886,737)	24,612,666	2,058,914,215	5,965,181	(49,420,328)
NET ASSETS	$ 18,909,292	$ 109,506,608	$ 4,723,514,931	$ 35,220,347	$ 487,504,271
Shares outstanding	1,450,001	4,100,005	67,870,006	1,390,001	10,730,001
Net Asset Value per share	$ 13.04	$ 26.71	$ 69.60	$ 25.34	$ 45.43

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 15

GraniteShares ETF Trust Statements of Assets and Liabilities
June 30, 2024

	GraniteShares 1.25x Long TSLA Daily ETF	GraniteShares 1x Short AMD Daily ETF	GraniteShares 2x Short NVDA Daily ETF	GraniteShares 2x Long TSLA Daily ETF	GraniteShares 2x Short TSLA Daily ETF
ASSETS:					
Cash	3,774,899	966,946	7,124,308	10,878,434	1,950,039
Cash collateral held for open swap contracts	5,170,000	1,010,263	111,666,339	24,616,066	8,040,840
Due from advisor	2,605	2,310	–	–	–
Unrealized appreciation on total return swap contracts	1,459,460	202,697	5,668,996	7,232,046	–
Receivable for shares sold	–	–	–	2,228,396	310,508
Other assets	2,144	7,586	8,336	7,277	1,806
Total Assets	10,409,108	2,189,802	124,467,979	44,962,219	10,303,193
LIABILITIES:					
Unrealized depreciation on total return swap contracts	–	–	–	–	324,106
Administration payable	821	249	1,108	696	488
Payable for accounting and legal	22,059	16,507	18,181	16,912	16,432
Payable to custodian	555	555	555	555	555
Payable for trustee fees	3,275	1,846	1,846	1,846	1,846
Payable for transfer agency	13,571	13,795	8,466	9,321	10,959
Payable for capital shares redeemed	–	–	3,026,231	–	–
Advisory fees payable	5,758	1,070	68,545	25,691	8,374
Due to Counterparty	2,379,101	238,568	42,949,041	6,594,516	2,950,123
Other accrued payables	1,414	2,039	12,937	4,853	2,094
Total Liabilities	2,426,554	274,629	46,086,910	6,654,390	3,314,977
NET ASSETS	$ 7,982,554	$ 1,915,173	$ 78,381,069	$ 38,307,829	$ 6,988,216
NET ASSETS CONSIST OF:					
Paid-in capital	$ 9,046,134	$ 2,195,147	$ 115,985,178	$ 37,215,722	$ 10,511,478
Total distributable earnings/(losses)	(1,063,580)	(279,974)	(37,604,109)	1,092,107	(3,523,262)
NET ASSETS	$ 7,982,554	$ 1,915,173	$ 78,381,069	$ 38,307,829	$ 6,988,216
Shares outstanding	1,020,001	150,000	35,480,000	2,750,000	450,000
Net Asset Value per share	$ 7.83	$ 12.77	$ 2.21	$ 13.93	$ 15.53

See Notes to Financial Statements and Financial Highlights.

16 www.graniteshares.com

GraniteShares ETF Trust Statements of Assets and Liabilities
June 30, 2024

	GraniteShares 2x Long AMD Daily ETF	GraniteShares 2x Long AMZN Daily ETF	GraniteShares 2x Long MSFT Daily ETF
ASSETS:			
Cash	20,601,225	9,459,441	4,228,125
Due from broker	34,975,664	6,951,667	4,661,212
Due from advisor	3,017	5,445	5,814
Unrealized appreciation on total return swap contracts	3,110,352	1,840,770	794,302
Receivable for shares sold	986,153	–	832,421
Other assets	20,884	8,179	4,333
Total Assets	59,697,295	18,265,502	10,526,207
LIABILITIES:			
Administration payable	793	781	778
Payable for accounting and legal	14,028	13,043	12,839
Payable to custodian	2,443	2,292	2,251
Payable for trustee fees	375	375	375
Payable for transfer agency	3,333	3,333	3,333
Payable for capital shares redeemed	–	881,621	–
Advisory fees payable	37,093	11,037	5,776
Due to Counterparty	4,551,932	294,615	224,628
Other accrued payables	6,239	5,557	5,368
Total Liabilities	4,616,236	1,212,654	255,348
NET ASSETS	$ 55,081,059	$ 17,052,848	$ 10,270,859
NET ASSETS CONSIST OF:			
Paid-in capital	$ 56,929,571	$ 15,621,452	$ 9,750,489
Total distributable earnings	(1,848,512)	1,431,396	520,370
NET ASSETS	$ 55,081,059	$ 17,052,848	$ 10,270,859
Shares outstanding	3,350,000	580,000	370,000
Net Asset Value per share	$ 16.44	$ 29.40	$ 27.76

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 17

GraniteShares ETF Trust Statements of Operations

For the Year Ended June 30, 2024

	GraniteShares 2x Long BABA Daily ETF	GraniteShares 2x Long META Daily ETF	GraniteShares 2x Long NVDA Daily ETF	GraniteShares 2x Long AAPL Daily ETF	GraniteShares 2x Long COIN Daily ETF
INVESTMENT INCOME:					
Interest	$ –	$ –	$ 215,000	$ –	$ 53,542
Dividends	197,637	824,654	5,205,384	149,373	797,299
Total Investment Income	197,637	824,654	5,420,384	149,373	850,841
EXPENSES:					
Advisory fees	115,920	406,395	9,406,158	91,530	1,564,948
Administration fees	6,084	10,161	48,518	5,834	10,329
Transfer agency	11,617	6,822	16,205	11,390	19,455
Trustee fees	1,846	1,846	1,846	1,847	1,847
Custody fees	–	40	–	–	–
Accounting and legal	29,970	43,956	463,594	29,416	97,660
Recoupment of waived fees	3,368	12,901	43,189	161	58,130
Other expenses	9,504	17,162	99,407	12,196	20,043
Total Expenses	178,309	499,283	10,078,917	152,374	1,772,412
Less waiver fees	(43,524)	(27,773)	–	(46,227)	(26,419)
Net Expenses	134,785	471,510	10,078,917	106,147	1,745,993
NET INVESTMENT INCOME/(LOSS)	62,852	353,144	(4,658,533)	43,226	(895,152)
REALIZED GAIN/(LOSS) ON:					
Investments	–	(61,961)	14,116,585	–	(8,295,927)
Total return swaps	(4,155,787)	(4,137,881)	81,532,359	(2,457,434)	(148,105,916)
Option Contracts	–	–	(48,042,295)	–	–
Total Net realized gain/(loss)	(4,155,787)	(4,199,842)	47,606,649	(2,457,434)	(156,401,843)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:					
Investments	–	(13,201)	6,842,597	(2,475)	(330)
Total return swaps	(1,153,415)	30,701,249	1,999,436,598	7,354,582	108,183,145
Option Contracts	–	–	(4,736,475)	–	–
Total net change in unrealized appreciation/(depreciation)	(1,153,415)	30,688,048	2,001,542,720	7,352,107	108,182,815
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (5,246,350)	$ 26,841,350	$ 2,044,490,836	$ 4,937,899	$ (49,114,180)

See Notes to Financial Statements and Financial Highlights.

18 www.graniteshares.com

GraniteShares ETF Trust Statements of Operations

For the Year Ended June 30, 2024

	GraniteShares 1.25x Long TSLA Daily ETF	GraniteShares 1x Short AMD Daily ETF*	GraniteShares 2x Short NVDA Daily ETF*	GraniteShares 2x Long TSLA Daily ETF*	GraniteShares 2x Short TSLA Daily ETF*
INVESTMENT INCOME:					
Dividends	$ 132,852	$ 24,566	$ 164,445	$ 112,869	$ 37,327
Total Investment Income	132,852	24,566	164,445	112,869	37,327
EXPENSES:					
Advisory fees	58,619	9,754	196,261	103,559	39,980
Administration fees	7,154	285	1,255	894	555
Transfer agency	16,168	13,795	8,466	9,321	10,959
Trustee fees	1,847	1,846	1,846	1,846	1,846
Custody fees	–	–	–	–	–
Accounting and legal	28,144	22,463	28,577	25,597	23,159
Recoupment of waived fees	–	–	12,443	3,376	901
Other expenses	5,430	11,381	12,535	13,488	13,041
Total Expenses	117,362	59,524	261,383	158,081	90,441
Less waiver fees	(49,256)	(48,102)	(34,591)	(38,402)	(44,151)
Net Expenses	68,106	11,422	226,792	119,679	46,290
NET INVESTMENT INCOME/(LOSS)	64,746	13,144	(62,347)	(6,810)	(8,963)
REALIZED GAIN/(LOSS) ON:					
Total return swaps	(3,210,979)	(431,163)	(42,400,278)	(7,567,647)	(2,842,163)
Total Net realized loss	(3,210,979)	(431,163)	(42,400,278)	(7,567,647)	(2,842,163)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:					
Total return swaps	1,459,460	202,697	5,668,996	7,232,046	(324,106)
Total net change in unrealized appreciation/(depreciation)	1,459,460	202,697	5,668,996	7,232,046	(324,106)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,686,773)	$ (215,322)	$ (36,793,629)	$ (342,411)	$ (3,175,232)

* *Commencement of Operations on August 21, 2023.*

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 19

GraniteShares ETF Trust

Statements of Operations

For the Year Ended June 30, 2024

	GraniteShares 2x Long AMD Daily ETF**	GraniteShares 2x Long AMZN Daily ETF**	GraniteShares 2x Long MSFT Daily ETF**
INVESTMENT INCOME:			
Dividends	$ 100,686	$ 54,265	$ 28,238
Total Investment Income	100,686	54,265	28,238
EXPENSES:			
Advisory fees	68,890	21,814	10,693
Administration fees	793	781	778
Transfer agency	3,333	3,333	3,333
Trustee fees	375	375	375
Custody fees	1,888	1,737	1,696
Accounting and legal	16,936	14,941	14,463
Other expenses	7,913	7,228	7,039
Total Expenses	100,128	50,209	38,377
Less waiver fees	(19,287)	(24,882)	(25,919)
Net Expenses	80,841	25,327	12,458
NET INVESTMENT INCOME	19,845	28,938	15,780
REALIZED GAIN ON:			
Total return swaps	(4,978,709)	(438,312)	(289,712)
Total Net realized loss	(4,978,709)	(438,312)	(289,712)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:			
Total retrun swaps	3,110,352	1,840,770	794,302
Total net change in unrealized appreciation/(depreciation)	3,110,352	1,840,770	794,302
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,848,512)	$ 1,431,396	$ 520,370

** *Commencement of Operations on March 18, 2024.*

See Notes to Financial Statements and Financial Highlights.

20

www.graniteshares.com

GraniteShares 2x Long BABA Daily ETF Statement of Changes in Net Assets

		For the Year Ended June 30, 2024		For the Period December 12, 2022 (Commencement of Operations) to June 30, 2023
OPERATIONS:				
Net investment income	$	62,852	$	334
Net realized loss		(4,155,787)		(841,927)
Net change in unrealized depreciation		(1,153,415)		–
Net decrease in net assets resulting from operations		(5,246,350)		(841,593)
CAPITAL SHARE TRANSACTIONS:				
Proceeds from sale of shares		35,412,866		5,552,755
Cost of shares redeemed		(14,752,534)		(1,215,852)
Net increase from capital share transactions		20,660,332		4,336,903
Net increase in net assets		15,413,982		3,495,310
NET ASSETS:				
Beginning of period		3,495,310		–
End of period	$	18,909,292	$	3,495,310
CAPITAL SHARE TRANSACTIONS:				
Beginning shares		180,001		–
Shares sold		2,230,000		240,001
Shares redeemed		(960,000)		(60,000)
Shares outstanding, end of period		1,450,001		180,001

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 21

GraniteShares 2x Long META Daily ETF Statement of Changes in Net Assets

	For the Year Ended June 30, 2024	For the Period December 12, 2022 (Commencement of Operations) to June 30, 2023
OPERATIONS:		
Net investment income	$ 353,144	$ 13,491
Net realized gain/(loss)	(4,199,842)	2,560,539
Net change in unrealized appreciation	30,688,048	–
Net increase in net assets resulting from operations	26,841,350	2,574,030
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings	(4,802,714)	–
Total distributions	(4,802,714)	–
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares	257,165,139	4,392,133
Cost of shares redeemed	(176,068,135)	(595,195)
Net increase from capital share transactions	81,097,004	3,796,938
Net increase in net assets	103,135,640	6,370,968
NET ASSETS:		
Beginning of period	6,370,968	–
End of period	$ 109,506,608	$ 6,370,968
CAPITAL SHARE TRANSACTIONS:*		
Beginning shares	350,005	–
Shares sold	11,000,000	400,005
Shares redeemed	(7,250,000)	(50,000)
Shares outstanding, end of period	4,100,005	350,005

* *The Fund had a 5 for 1 stock split after the close of business March 12, 2024. See Note 1 in the accompanying Notes to Financial Statements and Financial Highlights.*

See Notes to Financial Statements and Financial Highlights.

22 www.graniteshares.com

GraniteShares 2x Long NVDA Daily ETF Statement of Changes in Net Assets

	For the Year Ended June 30, 2024	For the Period December 12, 2022 (Commencement of Operations) to June 30, 2023
OPERATIONS:		
Net investment income/(loss)	$ (4,658,533)	$ 120,645
Net realized gain	47,606,649	25,779,611
Net change in unrealized appreciation	2,001,542,720	–
Net increase in net assets resulting from operations	2,044,490,836	25,900,256
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings	(25,076,455)	–
Total distributions	(25,076,455)	–
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares	6,227,350,357	104,180,456
Cost of shares redeemed	(3,642,206,524)	(11,123,995)
Net increase from capital share transactions	2,585,143,833	93,056,461
Net increase in net assets	4,604,558,214	118,956,717
NET ASSETS:		
Beginning of period	118,956,717	–
End of period	$ 4,723,514,931	$ 118,956,717
CAPITAL SHARE TRANSACTIONS:*		
Beginning shares	8,460,006	–
Shares sold	160,350,000	9,720,006
Shares redeemed	(100,940,000)	(1,260,000)
Shares outstanding, end of period	67,870,006	8,460,006

* *The Fund had a 6 for 1 stock split after the close of business March 12, 2024. See Note 1 in the accompanying Notes to Financial Statements and Financial Highlights.*

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 23

GraniteShares 2x Long AAPL Daily ETF Statement of Changes in Net Assets

	For the Year Ended June 30, 2024	For the Period August 8, 2022 (Commencement of Operations) to June 30, 2023
OPERATIONS:		
Net investment income	$ 43,226	$ 4,367
Net realized gain/(loss)	(2,457,434)	644,436
Net change in unrealized appreciation	7,352,107	–
Net increase in net assets resulting from operations	4,937,899	648,803
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings	(689,030)	–
Total distributions	(689,030)	–
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares	49,825,788	3,101,007
Cost of shares redeemed	(22,379,380)	(224,740)
Net increase from capital share transactions	27,446,408	2,876,267
Net increase in net assets	31,695,277	3,525,070
NET ASSETS:		
Beginning of period	3,525,070	–
End of period	$ 35,220,347	$ 3,525,070
CAPITAL SHARE TRANSACTIONS:		
Beginning shares	120,001	–
Shares sold	2,390,000	130,001
Shares redeemed	(1,120,000)	(10,000)
Shares outstanding, end of period	1,390,001	120,001

See Notes to Financial Statements and Financial Highlights.

24 www.graniteshares.com

GraniteShares 2x Long COIN Daily ETF Statement of Changes in Net Assets

	For the Year Ended June 30, 2024	For the Period August 8, 2022 (Commencement of Operations) to June 30, 2023
OPERATIONS:		
Net investment income/(loss)	$ (895,152)	$ 4,182
Net realized loss	(156,401,843)	(585,042)
Net change in unrealized appreciation	108,182,815	–
Net decrease in net assets resulting from operations	(49,114,180)	(580,860)
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings	(262,861)	–
Total distributions	(262,861)	–
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares	1,142,112,416	14,373,126
Cost of shares redeemed	(612,824,854)	(6,198,516)
Net increase from capital share transactions	529,287,562	8,174,610
Net increase in net assets	479,910,521	7,593,750
NET ASSETS:		
Beginning of period	7,593,750	–
End of period	$ 487,504,271	$ 7,593,750
CAPITAL SHARE TRANSACTIONS:		
Beginning shares	740,001	–
Shares sold	22,310,000	1,370,001
Shares redeemed	(12,320,000)	(630,000)
Shares outstanding, end of period	10,730,001	740,001

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 25

GraniteShares 1.25x Long TSLA Daily ETF Statement of Changes in Net Assets

		For the Year Ended June 30, 2024		For the Period August 8, 2022 (Commencement of Operations) to June 30, 2023
OPERATIONS:				
Net investment income	$	64,746	$	19,848
Net realized gain/(loss)		(3,210,979)		2,133,686
Net change in unrealized appreciation		1,459,460		–
Net increase/(decrease) in net assets resulting from operations		(1,686,773)		2,153,534
DISTRIBUTIONS TO SHAREHOLDERS:				
From distributable earnings		(2,504,701)		–
Tax return of capital to shareholders		(25,049)		–
Total distributions		(2,529,750)		–
CAPITAL SHARE TRANSACTIONS:				
Proceeds from sale of shares		19,110,015		11,372,798
Cost of shares redeemed		(14,176,306)		(6,260,964)
Net increase from capital share transactions		4,933,709		5,111,834
Net increase in net assets		717,186		7,265,368
NET ASSETS:				
Beginning of period		7,265,368		–
End of period	$	7,982,554	$	7,265,368
CAPITAL SHARE TRANSACTIONS:				
Beginning shares		370,001		–
Shares sold		2,050,000		820,001
Shares redeemed		(1,400,000)		(450,000)
Shares outstanding, end of period		1,020,001		370,001

See Notes to Financial Statements and Financial Highlights.

26 www.graniteshares.com

GraniteShares 1x Short AMD Daily ETF Statement of Changes in Net Assets

		For the Period August 21, 2023 (Commencement of Operations) to June 30, 2024
OPERATIONS:		
Net investment income	$	13,144
Net realized loss		(431,163)
Net change in unrealized appreciation		202,697
Net decrease in net assets resulting from operations		(215,322)
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings		(66,011)
Total distributions		(66,011)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		5,475,516
Cost of shares redeemed		(3,279,010)
Net increase from capital share transactions		2,196,506
Net increase in net assets		1,915,173
NET ASSETS:		
Beginning of period		–
End of period	$	1,915,173
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		410,000
Shares redeemed		(260,000)
Shares outstanding, end of period		150,000

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 27

GraniteShares 2x Short NVDA Daily ETF Statement of Changes in Net Assets

		For the Period August 21, 2023 (Commencement of Operations) to June 30, 2024
OPERATIONS:		
Net investment loss	$	(62,347)
Net realized loss		(42,400,278)
Net change in unrealized appreciation		5,668,996
Net decrease in net assets resulting from operations		(36,793,629)
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings		(510,872)
Total distributions		(510,872)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		208,135,923
Cost of shares redeemed		(92,450,353)
Net increase from capital share transactions		115,685,570
Net increase in net assets		78,381,069
NET ASSETS:		
Beginning of period		–
End of period	$	78,381,069
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		59,630,000
Shares redeemed		(24,150,000)
Shares outstanding, end of period		35,480,000

See Notes to Financial Statements and Financial Highlights.

28 www.graniteshares.com

GraniteShares 2x Long TSLA Daily ETF Statement of Changes in Net Assets

		For the Period August 21, 2023 (Commencement of Operations) to June 30, 2024
OPERATIONS:		
Net investment loss	$	(6,810)
Net realized loss		(7,567,647)
Net change in unrealized appreciation		7,232,046
Net decrease in net assets resulting from operations		(342,411)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		61,088,309
Cost of shares redeemed		(22,438,069)
Net increase from capital share transactions		38,650,240
Net increase in net assets		38,307,829
NET ASSETS:		
Beginning of period		–
End of period	$	38,307,829
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		4,380,000
Shares redeemed		(1,630,000)
Shares outstanding, end of period		2,750,000

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 29

GraniteShares 2x Short TSLA Daily ETF Statement of Changes in Net Assets

		For the Period August 21, 2023 (Commencement of Operations) to June 30, 2024
OPERATIONS:		
Net investment loss	$	(8,963)
Net realized loss		(2,842,163)
Net change in unrealized depreciation		(324,106)
Net decrease in net assets resulting from operations		(3,175,232)
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings		(348,030)
Total distributions		(348,030)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		47,037,297
Cost of shares redeemed		(36,525,819)
Net increase from capital share transactions		10,511,478
Net increase in net assets		6,988,216
NET ASSETS:		
Beginning of period		–
End of period	$	6,988,216
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		2,140,000
Shares redeemed		(1,690,000)
Shares outstanding, end of period		450,000

See Notes to Financial Statements and Financial Highlights.

30 www.graniteshares.com

GraniteShares 2x Long AMD Daily ETF Statement of Changes in Net Assets

		For the Period March 18, 2024 (Commencement of Operations) to June 30, 2024
OPERATIONS:		
Net investment income	$	19,845
Net realized loss		(4,978,709)
Net change in unrealized appreciation		3,110,352
Net decrease in net assets resulting from operations		(1,848,512)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		83,238,521
Cost of shares redeemed		(26,308,950)
Net increase from capital share transactions		56,929,571
Net increase in net assets		55,081,059
NET ASSETS:		
Beginning of period		–
End of period	$	55,081,059
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		5,000,000
Shares redeemed		(1,650,000)
Shares outstanding, end of period		3,350,000

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 31

GraniteShares 2x Long AMZN Daily ETF Statement of Changes in Net Assets

		For the Period March 18, 2024 (Commencement of Operations) to June 30, 2024
OPERATIONS:		
Net investment income	$	28,938
Net realized loss		(438,312)
Net change in unrealized appreciation		1,840,770
Net increase in net assets resulting from operations		1,431,396
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		23,400,242
Cost of shares redeemed		(7,778,790)
Net increase from capital share transactions		15,621,452
Net increase in net assets		17,052,848
NET ASSETS:		
Beginning of period		–
End of period	$	17,052,848
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		860,000
Shares redeemed		(280,000)
Shares outstanding, end of period		580,000

See Notes to Financial Statements and Financial Highlights.

32 www.graniteshares.com

GraniteShares 2x Long MSFT Daily ETF Statement of Changes in Net Assets

		For the Period March 18, 2024 (Commencement of Operations) to June 30, 2024
OPERATIONS:		
Net investment income	$	15,780
Net realized loss		(289,712)
Net change in unrealized appreciation		794,302
Net increase in net assets resulting from operations		520,370
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		14,189,924
Cost of shares redeemed		(4,439,435)
Net increase from capital share transactions		9,750,489
Net increase in net assets		10,270,859
NET ASSETS:		
Beginning of period		–
End of period	$	10,270,859
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		540,000
Shares redeemed		(170,000)
Shares outstanding, end of period		370,000

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 33

GraniteShares 2x Long BABA Daily ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2024	For the Period December 12, 2022 (Commencement of Operations) to June 30, 2023
NET ASSET VALUE, BEGINNING OF PERIOD	$ 19.42	$ 25.00
INCOME FROM OPERATIONS:		
Net investment income[(a)]	0.08	0.00
Net realized and unrealized loss	(6.46)	(5.58)
Total from investment operations	(6.38)	(5.58)
NET (DECREASE) IN NET ASSET VALUE	(6.38)	(5.58)
NET ASSET VALUE, END OF PERIOD	$ 13.04	$ 19.42
TOTAL RETURN[(b)]	(32.85)%	(22.29)%
MARKET VALUE TOTAL RETURN[(c)]	(32.87)%	(25.54)%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$ 18,909	$ 3,495
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets	1.52%	3.60%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.15%	1.15%[(d)]
Ratio of net investment income to average net assets	0.54%	0.03%[(d)]
Portfolio turnover rate	0%	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occured on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements and Financial Highlights.

34 www.graniteshares.com

GraniteShares 2x Long META Daily ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2024*	For the Period December 12, 2022 (Commencement of Operations) to June 30, 2023*
NET ASSET VALUE, BEGINNING OF PERIOD	$ 18.20	$ 5.00
INCOME FROM OPERATIONS:		
Net investment income[(a)]	0.21	0.07
Net realized and unrealized gain	16.31	13.13
Total from investment operations	16.52	13.20
DISTRIBUTIONS:		
From net investment income	(7.89)	–
From realized gains	(0.12)	–
Total distributions	(8.01)	–
NET INCREASE IN NET ASSET VALUE	8.51	13.20
NET ASSET VALUE, END OF PERIOD	$ 26.71	$ 18.20
TOTAL RETURN[(b)]	121.19%	264.19%
MARKET VALUE TOTAL RETURN[(c)]	121.22%	237.51%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$ 109,507	$ 6,371
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets	1.22%	3.48%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.15%	1.15%[(d)]
Ratio of net investment income to average net assets	0.86%	1.07%[(d)]
Portfolio turnover rate	0%	0%

* *The Fund had a 5 for 1 stock split after the close of business March 12, 2024. See Note 1 in the accompanying Notes to Financial Statements and Financial Highlights.*

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occured on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 35

GraniteShares 2x Long NVDA Daily ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2024*	For the Period December 12, 2022 (Commencement of Operations) to June 30, 2023*
NET ASSET VALUE, BEGINNING OF PERIOD	$ 14.06	$ 4.17
INCOME FROM OPERATIONS:		
Net investment income/(loss)[(a)]	(0.18)	0.06
Net realized and unrealized gain	57.41	9.83
Total from investment operations	57.23	9.89
DISTRIBUTIONS:		
From net investment income	(1.61)	–
From realized gains	(0.08)	–
Total distributions	(1.69)	–
NET INCREASE IN NET ASSET VALUE	55.54	9.89
NET ASSET VALUE, END OF PERIOD	$ 69.60	$ 14.06
TOTAL RETURN[(b)]	450.96%	237.62%
MARKET VALUE TOTAL RETURN[(c)]	452.02%	222.13%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$ 4,723,515	$ 118,957
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses to average net assets	1.06%	1.57%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.06%	1.15%[(d)]
Ratio of net investment income/(loss) to average net assets	(0.49)%	1.13%[(d)]
Portfolio turnover rate	11811%	0%

* *The Fund had a 6 for 1 stock split after the close of business March 12, 2024. See Note 1 in the accompanying Notes to Financial Statements and Financial Highlights.*

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occured on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements and Financial Highlights.

36 www.graniteshares.com

GraniteShares 2x Long AAPL Daily ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2024	For the Period August 8, 2022 (Commencement of Operations) to June 30, 2023
NET ASSET VALUE, BEGINNING OF PERIOD	$ 29.38	$ 25.00
INCOME FROM OPERATIONS:		
Net investment income[(a)]	0.10	0.09
Net realized and unrealized gain	0.17	4.29
Total from investment operations	0.27	4.38
DISTRIBUTIONS:		
From net investment income	(4.31)	–
Total distributions	(4.31)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(4.04)	4.38
NET ASSET VALUE, END OF PERIOD	$ 25.34	$ 29.38
TOTAL RETURN[(b)]	2.32%	17.57%
MARKET VALUE TOTAL RETURN[(c)]	2.42%	17.16%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$ 35,220	$ 3,525
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets	1.65%	5.09%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.15%	1.15%[(d)]
Ratio of net investment income to average net assets	0.47%	0.44%[(d)]
Portfolio turnover rate	0%	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occured on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 37

GraniteShares 2x Long COIN Daily ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2024	For the Period August 8, 2022 (Commencement of Operations) to June 30, 2023
NET ASSET VALUE, BEGINNING OF PERIOD	$ 10.26	$ 25.00
INCOME FROM OPERATIONS:		
Net investment income/(loss)[(a)]	(0.27)	0.01
Net realized and unrealized gain/(loss)	35.55	(14.75)
Total from investment operations	35.28	(14.74)
DISTRIBUTIONS:		
From net investment income	(0.11)	–
Total distributions	(0.11)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	35.17	(14.74)
NET ASSET VALUE, END OF PERIOD	$ 45.43	$ 10.26
TOTAL RETURN[(b)]	343.82%	(58.94)%
MARKET VALUE TOTAL RETURN[(c)]	344.36%	(51.40)%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$ 487,504	$ 7,594
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses to average net assets	1.12%	2.46%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.10%	1.15%[(d)]
Ratio of net investment income/(loss) to average net assets	(0.57)%	0.17%[(d)]
Portfolio turnover rate	44577%	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occured on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements and Financial Highlights.

38 www.graniteshares.com

GraniteShares 1.25x Long TSLA Daily ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2024	For the Period August 8, 2022 (Commencement of Operations) to June 30, 2023
NET ASSET VALUE, BEGINNING OF PERIOD	$ 19.64	$ 25.00
INCOME FROM OPERATIONS:		
Net investment income[(a)]	0.12	0.11
Net realized and unrealized loss	(5.27)	(5.47)
Total from investment operations	(5.15)	(5.36)
DISTRIBUTIONS:		
From net investment income	(6.59)	–
From return of capital	(0.07)	–
Total distributions	(6.66)	–
NET (DECREASE) IN NET ASSET VALUE	(11.81)	(5.36)
NET ASSET VALUE, END OF PERIOD	$ 7.83	$ 19.64
TOTAL RETURN[(b)]	(37.53)%	(21.44)%
MARKET VALUE TOTAL RETURN[(c)]	(37.45)%	(19.55)%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$ 7,983	$ 7,265
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets	1.98%	2.67%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.15%	1.15%[(d)]
Ratio of net investment income to average net assets	1.09%	0.89%[(d)]
Portfolio turnover rate	0%	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occured on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 39

GraniteShares 1x Short AMD Daily ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

		For the Period August 21, 2023 (Commencement of Operations) to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$	25.00
INCOME FROM OPERATIONS:		
Net investment income[(a)]		0.16
Net realized and unrealized loss		(10.19)
Total from investment operations		(10.03)
DISTRIBUTIONS:		
From net investment income		(2.20)
Total distributions		(2.20)
NET (DECREASE) IN NET ASSET VALUE		(12.23)
NET ASSET VALUE, END OF PERIOD	$	12.77
TOTAL RETURN[(b)]		(41.67)%
MARKET VALUE TOTAL RETURN[(c)]		(41.72)%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	1,915
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses to average net assets		6.06%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets		1.15%[(d)]
Ratio of net investment income to average net assets		1.34%[(d)]
Portfolio turnover rate		0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occured on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements and Financial Highlights.

40 www.graniteshares.com

GraniteShares 2x Short NVDA Daily ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

		For the Period August 21, 2023 (Commencement of Operations) to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$	25.00
INCOME FROM OPERATIONS:		
Net investment loss[(a)]		(0.01)
Net realized and unrealized loss		(19.78)
Total from investment operations		(19.79)
DISTRIBUTIONS:		
From net investment income		(1.50)
From realized gains		(1.50)
Total distributions		(3.00)
NET (DECREASE) IN NET ASSET VALUE		(22.79)
NET ASSET VALUE, END OF PERIOD	$	2.21
TOTAL RETURN[(b)]		(89.77)%
MARKET VALUE TOTAL RETURN[(c)]		(89.72)%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	78,381
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses to average net assets		1.74%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets		1.50%[(d)]
Ratio of net investment loss to average net assets		(0.41)%[(d)]
Portfolio turnover rate		0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occured on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 41

GraniteShares 2x Long TSLA Daily ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Period August 21, 2023 (Commencement of Operations) to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$ 25.00
INCOME FROM OPERATIONS:	
Net investment loss[(a)]	(0.01)
Net realized and unrealized loss	(11.06)
Total from investment operations	(11.07)
NET (DECREASE) IN NET ASSET VALUE	(11.07)
NET ASSET VALUE, END OF PERIOD	$ 13.93
TOTAL RETURN[(b)]	(44.26)%
MARKET VALUE TOTAL RETURN[(c)]	(44.22)%
RATIOS/SUPPLEMENTAL DATA:	
Net assets, end of period (in 000s)	$ 38,308
RATIOS TO AVERAGE NET ASSETS	
Ratio of expenses to average net assets	1.99%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.50%[(d)]
Ratio of net investment loss to average net assets	(0.09)%[(d)]
Portfolio turnover rate	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occured on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements and Financial Highlights.

42 www.graniteshares.com

GraniteShares 2x Short TSLA Daily ETF | Financial Highlights
For a Share Outstanding Throughout the Periods Presented

		For the Period August 21, 2023 (Commencement of Operations) to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$	25.00
INCOME FROM OPERATIONS:		
Net investment loss[a]		(0.05)
Net realized and unrealized loss		(5.56)
Total from investment operations		(5.61)
DISTRIBUTIONS:		
From net investment income		(0.27)
From realized gains		(3.59)
Total distributions		(3.86)
NET (DECREASE) IN NET ASSET VALUE		(9.47)
NET ASSET VALUE, END OF PERIOD	$	15.53
TOTAL RETURN[b]		(21.22)%
MARKET VALUE TOTAL RETURN[c]		(21.22)%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	6,988
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses to average net assets		2.95%[d]
Ratio of expenses including waiver/reimbursement to average net assets		1.50%[d]
Ratio of net investment loss to average net assets		(0.29)%[d]
Portfolio turnover rate		0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occured on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 43

GraniteShares 2x Long AMD Daily ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Period March 18, 2024 (Commencement of Operations) to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$ 25.00
INCOME FROM OPERATIONS:	
Net investment income[(a)]	0.01
Net realized and unrealized loss	(8.57)
Total from investment operations	(8.56)
NET (DECREASE) IN NET ASSET VALUE	(8.56)
NET ASSET VALUE, END OF PERIOD	$ 16.44
TOTAL RETURN[(b)]	(34.24)%
MARKET VALUE TOTAL RETURN[(c)]	(34.32)%
RATIOS/SUPPLEMENTAL DATA:	
Net assets, end of period (in 000s)	$ 55,081
RATIOS TO AVERAGE NET ASSETS	
Ratio of expenses to average net assets	1.44%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.15%[(d)]
Ratio of net investment income to average net assets	0.29%[(d)]
Portfolio turnover rate	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occured on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements and Financial Highlights.

44 www.graniteshares.com

GraniteShares 2x Long AMZN Daily ETF | Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Period March 18, 2024 (Commencement of Operations) to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$ 25.00
INCOME FROM OPERATIONS:	
Net investment income[(a)]	0.10
Net realized and unrealized gain	4.30
Total from investment operations	4.40
NET INCREASE IN NET ASSET VALUE	4.40
NET ASSET VALUE, END OF PERIOD	$ 29.40
TOTAL RETURN[(b)]	17.60%
MARKET VALUE TOTAL RETURN[(c)]	17.72%
RATIOS/SUPPLEMENTAL DATA:	
Net assets, end of period (in 000s)	$ 17,053
RATIOS TO AVERAGE NET ASSETS	
Ratio of expenses to average net assets	2.28%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.15%[(d)]
Ratio of net investment income to average net assets	1.31%[(d)]
Portfolio turnover rate	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occured on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements and Financial Highlights.

Annual Report | June 30, 2024 45

GraniteShares 2x Long MSFT Daily ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

		For the Period March 18, 2024 (Commencement of Operations) to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$	25.00
INCOME FROM OPERATIONS:		
Net investment income[(a)]		0.10
Net realized and unrealized gain		2.66
Total from investment operations		2.76
NET INCREASE IN NET ASSET VALUE		2.76
NET ASSET VALUE, END OF PERIOD	$	27.76
TOTAL RETURN[(b)]		11.04%
MARKET VALUE TOTAL RETURN[(c)]		11.08%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	10,271
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses to average net assets		3.55%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets		1.15%[(d)]
Ratio of net investment income to average net assets		1.46%[(d)]
Portfolio turnover rate		0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occured on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements and Financial Highlights.

46 www.graniteshares.com

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

1. ORGANIZATION

The GraniteShares ETF Trust (the "Trust") was organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), and the offering of each Fund's shares ("Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust is an open-end management investment company currently consisting of sixteen investment series. This report pertains to the GraniteShares 2x Long BABA Daily ETF ("BABX"), GraniteShares 2x Long META Daily ETF ("FBL"), GraniteShares 2x Long NVDA Daily ETF ("NVDL"), GraniteShares 2x Long AAPL Daily ETF ("AAPB"), GraniteShares 2x Long COIN Daily ETF ("CONL"), GraniteShares 1.25x Long TSLA Daily ETF ("TSL"), GraniteShares 1x Short AMD Daily ETF ("AMDS"), GraniteShares 2x Short NVDA Daily ETF ("NVD"), GraniteShares 2x Long TSLA Daily ETF ("TSLR"), GraniteShares 2x Short TSLA Daily ETF ("TSDD"), GraniteShares 2x Long AMD Daily ETF ("AMDL"), GraniteShares 2x Long AMZN Daily ETF ("AMZZ") and GraniteShares 2x Long MSFT Daily ETF ("MSFL") (each, a "Fund", and collectively, the "Funds"). AAPB, CONL and TSL commenced operations on August 09, 2022. BABX, FBL and NVDL commenced operations on December 13, 2022. AMDS, NVD, TSLR and TSDD commenced operations on August 21, 2023. AMDL, AMZZ and MSFL commenced operations on March 18, 2024. Each Fund is a non-diversified series of a management investment company under the 1940 Act. The remaining Funds in the Trust are presented separately.

The GraniteShares 2x Long META Daily ETF executed a five-for-one stock split, effective after the close of business on March 12, 2024. On March 13, 2024, shareholders will be deemed to hold five Fund shares for every one Fund share previously held as of the close of business on March 12, 2024. The stock split did not change the total value of the shareholders' investment in the Fund.

The GraniteShares 2x Long NVDA Daily ETF executed a six-for-one stock split, effective after the close of business on March 12, 2024. On March 13, 2024, shareholders will be deemed to hold six Fund shares for every one Fund share previously held as of the close of business on March 12, 2024. The stock split did not change the total value of the shareholders' investment in the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds follows the accounting and reporting guidance in the Accounting Standards Codifications 946, "Financial Services—Investment Companies" issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable tax rules and regulations.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Total Return Swap contracts: Each of the Funds AAPB, BABX, CONL, FBL, NVDL, TSL, TSLR, AMDL, AMZZ, MSFL may enter into "long" total return swap contracts. Standard equity total return swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested in a particular security). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. Each Fund's obligations are accrued daily and offset by any amounts owed to the Fund.

In a "long" equity total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular security, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the total return swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such security plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the total return swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments

Annual Report | June 30, 2024 47

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund's obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds' custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps".

AMDS, NVD, TSDD may enter into total return swap contracts that provide the opposite return of the security ("short" the security). The operations are similar to that of the total return swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying security reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the security underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty and interest expense incurred on collateral received from a counterparty is included with the realized gains/losses on the Statements of Operations.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations.

3. SECURITIES VALUATION

The Funds calculate their net asset value ("NAV") each day the New York Stock Exchange (the "NYSE") is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the "NAV Calculation Time").

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. ("NYSE Arca") is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund's NAV per share.

If a market quotation is not readily available, the affected Fund's portfolio will be valued at fair value for which Trust's Board of Directors (the "Board") maintains responsibility under Rule 2a-5. To achieve this purpose, the Board relies on a committee (the "Valuation Committee") which consists of Trust's CCO and representatives of the Adviser. As rule 2a-5 went into effect on September 8, 2022, the Board approved new valuation and fair value procedures. One of the requirements is that the Board receives an annual report from the trust's CCO on the effectiveness of these procedures. Prior to September 8, 2022, if a market quotation was not readily available or was deemed not to reflect market value, the Adviser determined the price of the security held by the Funds based on a determination of the security's fair value pursuant to policies and procedures approved by the Board.

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GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

Fixed income instruments are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the pricing services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. U.S. Treasury securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. In each of these situations, valuations are typically categorized as Level2 in the fair value hierarchy.

Exchange traded equity and bond futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." A variety of factors may be considered in determining the fair value of such securities.

Valuing each Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

4. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Annual Report | June 30, 2024 49

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

The hierarchy classification of inputs used to value each Fund's investments at June 30, 2023 were as follows:

GraniteShares 2x Long BABA Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities				
Total Return Swap Contracts	$ –	$ (1,153,415)	$ –	$ (1,153,415)
Total	$ –	$ (1,153,415)	$ –	$ (1,153,415)

GraniteShares 2x Long META Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 79,907,466	$ –	$ 79,907,466
Total	$ –	$ 79,907,466	$ –	$ 79,907,466

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 30,701,249	$ –	$ 30,701,249
Total	$ –	$ 30,701,249	$ –	$ 30,701,249

GraniteShares 2x Long NVDA Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 164,308,200	$ –	$ –	$ 164,308,200
Purchased Options	–	95,279,275	–	95,279,275
United States Treasury Obligations	–	2,497,613,950	–	2,497,613,950
Total	$ 164,308,200	$ 2,592,893,225	$ –	$ 2,757,201,425

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 2,019,401,465	$ –	$ 2,019,401,465
Liabilities				
Total Return Swap Contracts	–	(19,964,867)	–	(19,964,867)
Total	$ –	$ 1,999,436,598	$ –	$ 1,999,436,598

GraniteShares 2x Long AAPL Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 14,982,650	$ –	$ 14,982,650
Total	$ –	$ 14,982,650	$ –	$ 14,982,650

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 7,354,582	$ –	$ 7,354,582
Total	$ –	$ 7,354,582	$ –	$ 7,354,582

GraniteShares 2x Long COIN Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 124,981,823	$ –	$ 124,981,823
Total	$ –	$ 124,981,823	$ –	$ 124,981,823

50 www.graniteshares.com

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 108,183,145	$ –	$ 108,183,145
Total	$ –	$ 108,183,145	$ –	$ 108,183,145

GraniteShares 1.25x Long TSLA Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 1,459,460	$ –	$ 1,459,460
Total	$ –	$ 1,459,460	$ –	$ 1,459,460

GraniteShares 1x Short AMD Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 202,697	$ –	$ 202,697
Total	$ –	$ 202,697	$ –	$ 202,697

GraniteShares 2x Short NVDA Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 5,668,996	$ –	$ 5,668,996
Total	$ –	$ 5,668,996	$ –	$ 5,668,996

GraniteShares 2x Long TSLA Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 7,232,046	$ –	$ 7,232,046
Total	$ –	$ 7,232,046	$ –	$ 7,232,046

GraniteShares 2x Short TSLA Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities				
Total Return Swap Contracts	$ –	$ (324,106)	$ –	$ (324,106)
Total	$ –	$ (324,106)	$ –	$ (324,106)

GraniteShares 2x Long AMD Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 3,110,352	$ –	$ 3,110,352
Total	$ –	$ 3,110,352	$ –	$ 3,110,352

GraniteShares 2x Long AMZN Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 1,840,770	$ –	$ 1,840,770
Total	$ –	$ 1,840,770	$ –	$ 1,840,770

Annual Report | June 30, 2024 51

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

GraniteShares 2x Long MSFT Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 794,302	$ –	$ 794,302
Total	$ –	$ 794,302	$ –	$ 794,302

As of June 30, 2024, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

5. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC (the "Adviser"), the investment adviser to the Funds, is a Delaware limited Liability Company located at 205 Hudson Street, 7th Floor, New York, NY 10013. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board of Trustees (the "Board") of the Trust.

For its services, the Adviser receives a fee that is equal to either 0.99% or 1.30% (see table below) of the average daily net assets of the Funds, calculated daily and paid monthly. Pursuant to the Advisory Agreement, each Fund is responsible for substantially all its expenses.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. The expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

Fund	Investment Advisory Fee Rate	Expense Limitation	Expense Limitation Effective Through
GraniteShares 2x Long BABA Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2024
GraniteShares 2x Long META Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2024
GraniteShares 2x Long NVDA Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2024
GraniteShares 2x Long AAPL Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2024
GraniteShares 2x Long COIN Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2024
GraniteShares 1.25x Long TSLA Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2024
GraniteShares 1x Short AMD Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2024
GraniteShares 2x Short NVDA Daily ETF	1.30% p.a.	1.50% p.a.	December 31, 2024
GraniteShares 2x Long TSLA Daily ETF	1.30% p.a.	1.50% p.a.	December 31, 2024
GraniteShares 2x Short TSLA Daily ETF	1.30% p.a.	1.50% p.a.	December 31, 2024
GraniteShares 2x Long AMD Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2024
GraniteShares 2x Long AMZN Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2024
GraniteShares 2x Long MSFT Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2024

The expense limitation does not cover the following items that remain expenses of each Fund: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Independent Trustees; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature; (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Adviser under the Advisory Agreement.

This contractual arrangement may only be changed or eliminated by or with the consent of the Funds' Board of Trustees.

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GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

GraniteShares Advisors LLC may request recoupment of previously waived fees and paid expenses from the Funds for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund's total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment. As of the fiscal year ended June 30, 2024, the Advisor may seek reimbursement of previously waived and reimbursed fees as follows:

Fund	Expires 6/30/2026	Expires 6/30/2027	Total
GraniteShares 2x Long BABA Daily ETF	$ 25,398	$ 43,524	$ 68,922
GraniteShares 2x Long META Daily ETF	16,379	27,773	44,152
GraniteShares 2x Long NVDA Daily ETF	N/A	N/A	N/A
GraniteShares 2x Long AAPL Daily ETF	39,106	46,227	85,333
GraniteShares 2x Long COIN Daily ETF	N/A	N/A	N/A
GraniteShares 1.25x Long TSLA Daily ETF	34,112	49,256	83,368
GraniteShares 1x Short AMD Daily ETF	N/A	48,102	48,102
GraniteShares 2x Short NVDA Daily ETF	N/A	22,148	22,148
GraniteShares 2x Long TSLA Daily ETF	N/A	35,026	35,026
GraniteShares 2x Short TSLA Daily ETF	N/A	43,250	43,250
GraniteShares 2x Long AMD Daily ETF	N/A	19,287	19,287
GraniteShares 2x Long AMZN Daily ETF	N/A	24,882	24,882
GraniteShares 2x Long MSFT Daily ETF	N/A	25,919	25,919

Recoupment of previously waived fees for the fiscal year ended June 30, 2024 are disclosed on the Funds Statements of Operations.

The Adviser is the only related party involved with the operations of the Funds.

ALPS Fund Services, Inc. ("AFS") serves as the Funds' Administrator, and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. Brown Brothers Harriman & Co serves as the Funds' Custodian and Transfer Agent pursuant to the Custodian and Transfer Agent Agreement.

ALPS Distributors, Inc. ("Distributor") serves as the Funds' distributor. The Trust has adopted a distribution and service plan ("Rule 12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

6. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on Nasdaq. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called "Creation Units." Creation Units are issued and redeemed for cash.. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for each Fund is $250, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Annual Report | June 30, 2024 53

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

7. INVESTMENT TRANSACTIONS

During the year ended June 30, 2024, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities and inkind transactions, were as follows:

Fund	Purchases	Sales
GraniteShares 2x Long META Daily ETF	$ 99,342,458	$ 99,287,519
GraniteShares 2x Long NVDA Daily ETF	2,005,271,258	1,862,253,289
GraniteShares 2x Long COIN Daily ETF	717,370,986	709,093,848

8. VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategies to achieve their investment objectives.

54 www.graniteshares.com

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

Risk Exposure	Asset Location		Fair Value	Liability Location		Fair Value
GraniteShares 2x Long BABA Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	–	Unrealized depreciation on Total Return Swap contracts	$	(1,153,415)
Total		$	–		$	(1,153,415)
GraniteShares 2x Long META Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	30,701,249	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	30,701,249		$	–
GraniteShares 2x Long NVDA Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	2,019,401,465	Unrealized depreciation on Total Return Swap contracts	$	(19,964,867)
Total		$	2,019,401,465		$	(19,964,867)
GraniteShares 2x Long AAPL Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	7,354,582	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	7,354,582		$	–
GraniteShares 2x Long COIN Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	108,183,145	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	108,183,145		$	–
GraniteShares 1.25x Long TSLA Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	1,459,460	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	1,459,460		$	–
GraniteShares 1x Short AMD Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	202,697	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	202,697		$	–
GraniteShares 2x Short NVDA Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	5,668,996	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	5,668,996		$	–
GraniteShares 2x Long TSLA Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	7,232,046	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	7,232,046		$	–

Annual Report | June 30, 2024 55

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

Risk Exposure	Asset Location		Fair Value	Liability Location		Fair Value
GraniteShares 2x Short TSLA Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	–	Unrealized depreciation on Total Return Swap contracts	$	(324,106)
Total		$	–		$	(324,106)
GraniteShares 2x Long AMD Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	3,110,352	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	3,110,352		$	–
GraniteShares 2x Long AMZN Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	1,840,770	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	1,840,770		$	–
GraniteShares 2x Long MSFT Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	794,302	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	794,302		$	–

56 www.graniteshares.com

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

The following is the location and the effect of derivative investments, if any, on the Funds' Statement of Operations, categorized by primary market risk exposure during the period ended June 30, 2024:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
GraniteShares 2x Long BABA Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (4,155,787)	$ (1,153,415)
GraniteShares 2x Long META Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (4,137,881)	$ 30,701,249
GraniteShares 2x Long NVDA Daily ETF			
Equity Contracts	Total Return Swap contracts	$ 81,532,359	$ 1,999,436,598
GraniteShares 2x Long AAPL Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (2,457,434)	$ 7,354,582
GraniteShares 2x Long COIN Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (148,105,916)	$ 108,183,145
GraniteShares 1.25x Long TSLA Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (3,210,979)	$ 1,459,460
GraniteShares 1x Short AMD Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (431,163)	$ 202,697
GraniteShares 2x Short NVDA Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (42,400,278)	$ 5,668,996
GraniteShares 2x Long TSLA Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (7,567,647)	$ 7,232,046
GraniteShares 2x Short TSLA Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (2,842,163)	$ (324,106)
GraniteShares 2x Long AMD Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (4,978,709)	$ 3,110,352
GraniteShares 2x Long AMZN Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (438,312)	$ 1,840,770
GraniteShares 2x Long MSFT Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (289,712)	$ 794,302

The average monthly volume of derivative instruments held by the Funds during the year or period ended June 30, 2024 was $21,565,020 (BABX), $71,404,363 (FBL), $1,665,984,586 (NVDL), $18,378,278 (AAPB), $288,134,754 (CONL), $7,486,449 (TSL), ($1,289,449) (AMDS), ($38,607,099) (NVD), $21,725,327 (TSLR), ($7,559,150) (TSDD), $55,297,949 (AMDL), $17,356,289 (AMZZ) and $8,773,595 (MSFL) .

The following tables present the Funds' gross OTC derivative assets and liabilities, by counterparty and contract type, net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Funds as of June 30, 2024:

Annual Report | June 30, 2024 57

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

Offsetting of Derivatives Assets

	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities: Financial Instruments[(a)]	Gross Amounts Not Offset in the Statements of Assets and Liabilities: Cash Collateral Received/(Pledged)[(a)]	Net Amount
GraniteShares 2x Long BABA Daily ETF					
Unrealized depreciation on open swap contracts	TD Cowen	$ 1,153,415		$ 1,153,415	
Total		$ 1,153,415	$ –	$ 1,153,415	$ –
GraniteShares 2x Long META Daily ETF					
Unrealized appreciation on open swap contracts	Clear Street, LLC	264,694	$ –	–	$ 264,694
Unrealized appreciation on open swap contracts	TD Cowen	30,436,555	–	–	30,436,555
Total		$ 30,701,249	$ –	$ –	$ 30,701,249
GraniteShares 2x Long NVDA Daily ETF					
Unrealized depreciation on open swap contracts	Bank of America	397,025		397,025	
Unrealized depreciation on open swap contracts	BMO Capital Markets	14,111,273		14,111,273	
Unrealized depreciation on open swap contracts	Cantor Fitzgerald	5,456,569		5,456,569	
Unrealized appreciation on open swap contracts	Clear Street, LLC	1,203,434,005	–	–	1,203,434,005
Unrealized appreciation on open swap contracts	Natixis SA	265,146,426	–	–	265,146,426
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	87,878,131	–	–	87,878,131
Unrealized appreciation on open swap contracts	RBC Capital Markets	13,615,050	–	–	13,615,050
Unrealized appreciation on open swap contracts	TD Cowen	449,327,853	–	–	449,327,853
Total		$ 1,999,436,598	$ –	$ 19,964,867	$ 2,019,401,465
GraniteShares 2x Long AAPL Daily ETF					
Unrealized appreciation on open swap contracts	TD Cowen	7,354,582	–	–	7,354,582
Total		$ 7,354,582	$ –	$ –	$ 7,354,582
GraniteShares 2x Long COIN Daily ETF					
Unrealized appreciation on open swap contracts	Clear Street, LLC	28,284,545	–	–	28,284,545
Unrealized appreciation on open swap contracts	Natixis SA	1,871,567	–	–	1,871,567
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	2,192,609	–	–	2,192,609
Unrealized appreciation on open swap contracts	TD Cowen	75,834,424	–	–	75,834,424
Total		$ 108,183,145	$ –	$ –	$ 108,183,145
GraniteShares 1.25x Long TSLA Daily ETF					
Unrealized appreciation on open swap contracts	TD Cowen	1,459,460	–	–	1,459,460
Total		$ 1,459,460	$ –	$ –	$ 1,459,460
GraniteShares 1x Short AMD Daily ETF					
Unrealized appreciation on open swap contracts	TD Cowen	202,697	–	–	202,697
Total		$ 202,697	$ –	$ –	$ 202,697
GraniteShares 2x Short NVDA Daily ETF					
Unrealized appreciation on open swap contracts	Clear Street, LLC	5,668,996	–	–	5,668,996
Total		$ 5,668,996	$ –	$ –	$ 5,668,996
GraniteShares 2x Long TSLA Daily ETF					
Unrealized appreciation on open swap contracts	TD Cowen	7,232,046	–	–	7,232,046
Total		$ 7,232,046	$ –	$ –	$ 7,232,046
GraniteShares 2x Short TSLA Daily ETF					
Unrealized depreciation on open swap contracts	TD Cowen	324,106		324,106	
Total		$ 324,106	$ –	$ 324,106	$ –
GraniteShares 2x Long AMD Daily ETF					
Unrealized appreciation on open swap contracts	TD Cowen	3,110,352	–	–	3,110,352
Total		$ 3,110,352	$ –	$ –	$ 3,110,352
GraniteShares 2x Long AMZN Daily ETF					
Unrealized appreciation on open swap contracts	TD Cowen	1,840,770	–	–	1,840,770
Total		$ 1,840,770	$ –	$ –	$ 1,840,770
GraniteShares 2x Long MSFT Daily ETF					
Unrealized appreciation on open swap contracts	TD Cowen	794,302	–	–	794,302
Total		$ 794,302	$ –	$ –	$ 794,302

58 www.graniteshares.com

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

[a] *These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.*

9. FEDERAL INCOME TAX MATTERS

Each of the Funds intend to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency and Derivatives	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
GraniteShares 2x Long BABA Daily ETF	$ –	$ –	$ (1,153,415)	$ (1,153,415)	$ –
GraniteShares 2x Long META Daily ETF	–	(13,201)	30,701,249	30,688,048	79,920,667
GraniteShares 2x Long NVDA Daily ETF	2,303,038	(5,070,027)	1,999,436,598	1,996,669,609	2,759,968,414
GraniteShares 2x Long AAPL Daily ETF	–	(2,475)	7,354,582	7,352,107	14,985,125
GraniteShares 2x Long COIN Daily ETF	–	(330)	108,183,145	108,182,815	124,982,153
GraniteShares 1.25x Long TSLA Daily ETF	–	–	1,459,460	1,459,460	–
GraniteShares 1x Short AMD Daily ETF	–	–	202,697	202,697	–
GraniteShares 2x Short NVDA Daily ETF	–	–	5,668,996	5,668,996	–
GraniteShares 2x Long TSLA Daily ETF	–	–	7,232,046	7,232,046	–
GraniteShares 2x Short TSLA Daily ETF	–	–	(324,106)	(324,106)	–
GraniteShares 2x Long AMD Daily ETF	–	–	3,110,352	3,110,352	–
GraniteShares 2x Long AMZN Daily ETF	–	–	1,840,770	1,840,770	–
GraniteShares 2x Long MSFT Daily ETF	–	–	794,302	794,302	–

At June 30, 2024, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

	Undistributed net investment income	Accumulated net realized loss on investments	Other Accumulated gains/(losses)	Net unrealized appreciation/(deprecation) on investments and swap contracts	Total
GraniteShares 2x Long BABA Daily ETF	–	$ (2,408,917)	$ (1,324,405)	$ (1,153,415)	$ (4,886,737)
GraniteShares 2x Long META Daily ETF	–	–	(6,075,382)	30,688,048	24,612,666
GraniteShares 2x Long NVDA Daily ETF	–	(4,882,109)	67,126,715	1,996,669,609	2,058,914,215
GraniteShares 2x Long AAPL Daily ETF	–	(380,297)	(1,006,629)	7,352,107	5,965,181
GraniteShares 2x Long COIN Daily ETF	–	(294,317,422)	136,714,280	108,182,815	(49,420,328)
GraniteShares 1.25x Long TSLA Daily ETF	–	(538,049)	(1,984,991)	1,459,460	(1,063,580)
GraniteShares 1x Short AMD Daily ETF	–	–	(482,671)	202,697	(279,974)
GraniteShares 2x Short NVDA Daily ETF	369,794	–	(43,642,899)	5,668,996	(37,604,109)
GraniteShares 2x Long TSLA Daily ETF	–	(2,014,814)	(4,125,125)	7,232,046	1,092,107
GraniteShares 2x Short TSLA Daily ETF	200,554	–	(3,399,710)	(324,106)	(3,523,262)
GraniteShares 2x Long AMD Daily ETF	–	–	(4,958,864)	3,110,352	(1,848,512)
GraniteShares 2x Long AMZN Daily ETF	–	–	(409,374)	1,840,770	1,431,396
GraniteShares 2x Long MSFT Daily ETF	–	–	(273,932)	794,302	520,370

Annual Report | June 30, 2024 59

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next year without expiration. As of June 30, 2024, the following amounts are available as carry forwards to the next year:

Fund		Short-Term		Long-Term
GraniteShares 2x Long BABA Daily ETF	$	2,408,917	$	–
GraniteShares 2x Long META Daily ETF		–		–
GraniteShares 2x Long NVDA Daily ETF		4,882,109		–
GraniteShares 2x Long AAPL Daily ETF		380,297		–
GraniteShares 2x Long COIN Daily ETF		294,317,422		–
GraniteShares 1.25x Long TSLA Daily ETF		538,049		–
GraniteShares 1x Short AMD Daily ETF		–		–
GraniteShares 2x Short NVDA Daily ETF		–		–
GraniteShares 2x Long TSLA Daily ETF		2,014,814		–
GraniteShares 2x Short TSLA Daily ETF		–		–
GraniteShares 2x Long AMD Daily ETF		–		–
GraniteShares 2x Long AMZN Daily ETF		–		–
GraniteShares 2x Long MSFT Daily ETF		–		–

The Funds did not use any capital loss carryovers during the year ended June 30, 2024.

Late Year Ordinary Losses and Capital Losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made, any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal late year ordinary and capital loss carry forwards as described above.

The Funds elect to defer to the year ending June 30, 2025 late year ordinary losses recognized during the period in the amounts of:

Fund		Late Year Ordinary Losses Deferred
GraniteShares 2x Long BABA Daily ETF	$	159,620
GraniteShares 2x Long META Daily ETF		846,252
GraniteShares 2x Long NVDA Daily ETF		58,889,656
GraniteShares 2x Long AAPL Daily ETF		–
GraniteShares 2x Long COIN Daily ETF		3,159,219
GraniteShares 1.25x Long TSLA Daily ETF		–
GraniteShares 1x Short AMD Daily ETF		130,157
GraniteShares 2x Short NVDA Daily ETF		–
GraniteShares 2x Long TSLA Daily ETF		13,838
GraniteShares 2x Short TSLA Daily ETF		–
GraniteShares 2x Long AMD Daily ETF		859,556
GraniteShares 2x Long AMZN Daily ETF		248,148
GraniteShares 2x Long MSFT Daily ETF		108,247

60 www.graniteshares.com

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

The Funds elect to defer to the year ending June 30, 2025 capital losses recognized during the period November 1, 2023 – June 30, 2024 in the amounts of:

Fund	Capital Losses Deferred
GraniteShares 2x Long BABA Daily ETF	$ –
GraniteShares 2x Long META Daily ETF	–
GraniteShares 2x Long NVDA Daily ETF	–
GraniteShares 2x Long AAPL Daily ETF	–
GraniteShares 2x Long COIN Daily ETF	–
GraniteShares 1.25x Long TSLA Daily ETF	900,097
GraniteShares 1x Short AMD Daily ETF	168,972
GraniteShares 2x Short NVDA Daily ETF	490,897
GraniteShares 2x Long TSLA Daily ETF	–
GraniteShares 2x Short TSLA Daily ETF	–
GraniteShares 2x Long AMD Daily ETF	–
GraniteShares 2x Long AMZN Daily ETF	–
GraniteShares 2x Long MSFT Daily ETF	–

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds' capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended June 30, 2024, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences resulting primarily from equalization and net operating losses:

Fund	Paid-in Capital	Total Distributable Earnings
GraniteShares 2x Long BABA Daily ETF	$ (1,201,206)	$ 1,201,206
GraniteShares 2x Long META Daily ETF	–	–
GraniteShares 2x Long NVDA Daily ETF	(13,599,578)	13,599,578
GraniteShares 2x Long AAPL Daily ETF	(1,067,509)	1,067,509
GraniteShares 2x Long COIN Daily ETF	(537,573)	537,573
GraniteShares 1.25x Long TSLA Daily ETF	(974,360)	974,360
GraniteShares 1x Short AMD Daily ETF	(1,359)	1,359
GraniteShares 2x Short NVDA Daily ETF	299,608	(299,608)
GraniteShares 2x Long TSLA Daily ETF	(1,434,518)	1,434,518
GraniteShares 2x Short TSLA Daily ETF	–	–
GraniteShares 2x Long AMD Daily ETF	–	–
GraniteShares 2x Long AMZN Daily ETF	–	–
GraniteShares 2x Long MSFT Daily ETF	–	–

Annual Report | June 30, 2024 61

GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

The tax character of distributions paid by the Funds during the year ended June 30, 2024 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2024			
GraniteShares 2x Long BABA Daily ETF	$ –	$ –	$ –
GraniteShares 2x Long META Daily ETF	4,802,714	–	–
GraniteShares 2x Long NVDA Daily ETF	25,076,455	–	–
GraniteShares 2x Long AAPL Daily ETF	689,030	–	–
GraniteShares 2x Long COIN Daily ETF	262,861	–	–
GraniteShares 1.25x Long TSLA Daily ETF	2,504,701	–	25,049
GraniteShares 1x Short AMD Daily ETF	66,011	–	–
GraniteShares 2x Short NVDA Daily ETF	510,872	–	–
GraniteShares 2x Long TSLA Daily ETF	–	–	–
GraniteShares 2x Short TSLA Daily ETF	348,030	–	–
GraniteShares 2x Long AMD Daily ETF	–	–	–
GraniteShares 2x Long AMZN Daily ETF	–	–	–
GraniteShares 2x Long MSFT Daily ETF	–	–	–

10. INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that has not yet occurred. Management expects this risk of loss to be remote.

11. PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds' prospectus for a full discussion.

Underlying Stock Risk: Each Fund seeks daily leveraged long or short investment results of an underlying stock. Each underlying stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Fund's daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Effects of Compounding and Market Volatility Risk: Each Fund aims to replicate the leveraged or inverse daily returns of an underlying stock and a Fund's performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from the underlying stock's performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage or inverse daily returns. The effect of compounding becomes pronounced as the underlying stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the underlying stock during shareholder's holding period of an investment in the Fund.

Correlation Risk: A number of factors may affect the Fund's ability to achieve a high degree of correlation with the underlying stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund's NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted percentage change of underlying stock on such day. In order to achieve a high degree of correlation with underlying stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the underlying stock may prevent the Fund from achieving a high degree of correlation with the underlying stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by underlying stock's movements, including intraday movements. Because of this, it is unlikely that the Fund will have reach its targeted exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the underlying stock is volatile, particularly when underlying stock is volatile at or near the close of the trading day.

Leverage Risk: The Long Funds obtain investment exposure in excess of their net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in leveraged Long Funds is exposed to the risk that a decline in the daily performance of the underlying stock would be magnified. A leveraged Long Fund could theoretically lose an

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GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

amount greater than its net assets. Leverage will also have the effect of magnifying any differences in a Fund performance's correlation with the underlying stock.

Short Sale Exposure Risk: The short Fund will seek inverse or "short" exposure through financial instruments, which would cause the short Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower a Fund's return, result in a loss, have the effect of limiting a short Fund's ability to obtain inverse exposure through financial instruments, or require a short Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, a short Fund may be unable to meet its investment objective due to a lack of available securities or counterparties.

During such periods, a short Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the short Fund's short positions, if any, would negatively impact a short Fund. A short Fund could theoretically lose an amount greater than its net assets in the event the underlying stock increases more than 100%.

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Each Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent a Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund's investment strategy, including the desired daily inverse performance for the Fund.

Exchange Traded Fund Structure Risk: Each Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

- The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares in a Fund may trade at a discount to NAV.
- In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and a Fund's NAV.
- In stressed market conditions, the market for a Fund's shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of a Fund's shares may, in turn, lead to differences between the market value of a Fund's shares and a Fund's NAV.
- An active trading market for a Fund's shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that a Fund's Shares will continue to meet the listing requirements of the Exchange. If a Fund's Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund's Shares.

Non-Diversified Risk: Each Fund's portfolio focuses on its underlying stock and will be subject to potential for volatility than a diversified fund.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify a Fund's losses.

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GraniteShares ETF Trust Notes to Financial Statements and Financial Highlights
June 30, 2024

Rebalancing Risk: If for any reason a Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund's investment exposure may not be consistent with the Fund's investment objective. In these instances, the Fund may have investment exposure to its underlying stock that is significantly greater or less than its stated multiple. As a result, a Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Trading Halt Risk: Although each underlying stock's shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the underlying stock's shares is expected, in turn, to result in a halt in the trading in the Fund's shares. Trading in the underlying stock's and/or Fund's shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the underling stock's and/or Fund's shares inadvisable. In addition, trading in underlying stock's and/or Fund's shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules." In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund's investment strategy.

Tracking Error Risk: Tracking error is the divergence of a Fund's performance from that of its investment objective. The performance of each Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, a Fund's holding of cash, differences in accrual of dividends, being under- or overexposed to its underlying stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. A Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, each Fund must satisfy certain diversification and other requirements. In particular, each Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of a Fund's assets would be invested in (a) issuers in which a Fund has, in each case, invested more than 5% of the Fund's assets and (b) issuers more than 10% of whose outstanding voting securities are owned by a Fund. The application of these requirements to certain investments (including swaps) that may be entered into by a Fund is unclear. In addition, the application of these requirements to a Fund's investment objective is not clear, particularly because each Fund's investment objective focuses on the performance of the stock of a single issuer. If a Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

12. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

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GraniteShares ETF Trust
Report of Independent Registered Public Accounting Firm

To the Shareholders and
The Board of Directors of GraniteShares ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of GraniteShares 1.25x Long TSLA Daily ETF, GraniteShares 2x Long AAPL Daily ETF (formerly GraniteShares 1.75x Long AAPL Daily ETF), GraniteShares 2x Long COIN Daily ETF (formerly GraniteShares 1.5x Long COIN Daily ETF), GraniteShares 2x Long NVDA Daily ETF (formerly GraniteShares 1.5x Long NVDA Daily ETF), GraniteShares 2x Long META Daily ETF (formerly GraniteShares 1.5x Long META Daily ETF), GraniteShares 2x Long BABA Daily ETF (formerly GraniteShares 1.75x Long BABA Daily ETF), GraniteShares 1x Short AMD Daily ETF, GraniteShares 2x Short NVDA Daily ETF, GraniteShares 2x Long TSLA Daily ETF, GraniteShares 2x Short TSLA Daily ETF, GraniteShares 2x Long AMD Daily ETF, GraniteShares 2x Long AMZN Daily ETF, and GraniteShares 2x Long MSFT Daily ETF, (the "Funds"), each a series of GraniteShares ETF Trust, including the schedules of investments, as of June 30, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2024, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting GraniteShares ETF Trust	Statements of operations	Statements of changes in net assets	Financial highlights
GraniteShares 1.25x Long TSLA Daily ETF, GraniteShares 2x Long AAPL Daily ETF, GraniteShares 2x Long COIN Daily ETF	For the year ended June 30, 2024	For the year ended June 30, 2024 and for the period August 8, 2022 (commencement of operations) through June 30, 2023	For the year ended June 30, 2024 and for the period August 8, 2022 (commencement of operations) through June 30, 2023
GraniteShares 2x Long NVDA Daily ETF, GraniteShares 2x Long META Daily ETF, and GraniteShares 2x Long BABA Daily ETF	For the year ended June 30, 2024	For the year ended June 30, 2024 and for the period December 12, 2022 (commencement of operations) through June 30, 2023	For the year ended June 30, 2024 and for the period December 12, 2022 (commencement of operations) through June 30, 2023
GraniteShares 1x Short AMD Daily ETF, GraniteShares 2x Short NVDA Daily ETF, GraniteShares 2x Long TSLA Daily ETF and GraniteShares 2x Short TSLA Daily ETF	For the period August 21, 2023 (commencement of operations) through June 30, 2024	For the period August 21, 2023 (commencement of operations) through June 30, 2024	For the period August 21, 2023 (commencement of operations) through June 30, 2024
GraniteShares 2x Long AMD Daily ETF, GraniteShares 2x Long AMZN Daily ETF, and GraniteShares 2x Long MSFT Daily ETF	For the period March 18, 2024 (commencement of operations) through June 30, 2024	For the period March 18, 2024 (commencement of operations) through June 30, 2024	For the period March 18, 2024 (commencement of operations) through June 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more GraniteShares LLC investment companies since 2019.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds' internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and

Annual Report | June 30, 2024 65

GraniteShares ETF Trust
Report of Independent Registered Public Accounting Firm

disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 29, 2024

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GraniteShares ETF Trust | Additional Information
June 30, 2024 (Unaudited)

Federal Tax Information

For the fiscal year ended June 30, 2024, certain dividends by the Funds may be subject to the maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

For corporate shareholders of the Funds, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2024 were as follows:

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Funds were as follows:

Granite Shares 2x Long BABA Daily ETF	0.00%
GraniteShares 2x Long META Daily ETF	32.35%
GraniteShares 2x Long NVDA Daily ETF	4.56%
GraniteShares 2x Long AAPL Daily ETF	0.00%
GraniteShares 2x Long COIN Daily ETF	0.00%
GraniteShares 1.25x Long TSLA Daily ETF	0.00%
GraniteShares 1x Short AMD Daily ETF	0.00%
GraniteShares 2x Short NVDA Daily ETF	0.00%
GraniteShares 2x Long TSLA Daily ETF	0.00%
GraniteShares 2x Short TSLA Daily ETF	100.00%
GraniteShares 2x Long AMD Daily ETF	0.00%
GraniteShares 2x Long AMZN Daily ETF	0.00%
GraniteShares 2x Long MSFT Daily ETF	0.00%

Annual Report | June 30, 2024 67

GraniteShares ETF Trust Additional Information
June 30, 2024 (Unaudited)

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund's net asset value may be found on the Fund's website at www.graniteshares.com.

Authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund's objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained by 1-800-SEC-0330.

Distributor, ALPS Distributors, Inc.

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GraniteShares ETF Trust

June 30, 2024 (Unaudited)

Not applicable for this reporting period.

Annual Report | June 30, 2024 69

GraniteShares ETF Trust

June 30, 2024 (Unaudited)

Not applicable for this reporting period.

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GraniteShares ETF Trust

June 30, 2024 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the year ended June 30, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Steven James Smyser, Trustee	$ 12,000	$ –	$ 12,000
Seddik Meziani, Trustee	$ 12,000	$ –	$ 12,000
Total	**$ 24,000**	**$ –**	**$ 24,000**

Annual Report | June 30, 2024 71

GraniteShares ETF Trust

June 30, 2024 (Unaudited)

GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016, and is authorized to establish multiple series, with each series representing interests in a separate portfolio of securities and other assets of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as “Trustees”), and pursuant to the terms of an investment advisory agreement between GraniteShares Advisors LLC (the “Adviser” or “GraniteShares”) and the Trust (the “Agreements”), GraniteShares provides a continuous program of investment management for each series of the Trust (each, a “Fund” and collectively, the “Funds”) and, among other services, determines, in its discretion, the securities to be purchased, retained or sold with respect to each Fund.

At meetings held on May 17, 2024 and June 18, 2024 (the “Meetings”), the Board, including a majority of the Trustees who are not “interested person[s],” as defined in the 1940 Act, of the Trust (the “Independent Trustees”), reviewed and unanimously approved the renewal of the Agreements for an additional one-year period or a decrease in the management fees and expenses with respect to each of the short and long levered Funds (the “S&L Funds”) and the each of the non-S&L Funds (the “Non-S&L Funds”). The Meetings were held via telephone conference based on exemptive relief issued by the Securities and Exchange Commission (“SEC”), with the Board’s intention to ratify the approval of the Agreement at its next in-person meeting.[1]

In advance of the Meetings, the Board received information about each Fund, the Agreements, and the Adviser to facilitate the Board’s annual review of the Agreements, as required by Section 15(c) of the 1940 Act. In addition to such information, the Board noted that the evaluation process with respect to the Adviser is an ongoing one, as part of the Board’s regular oversight of the Funds. Thus, in considering the renewal of the Agreements, the Board took into account its review of the performance and services provided by the Adviser and other service providers to the Funds at regularly scheduled meetings held throughout the year. The Board also receives information informally outside of the Board meetings, as circumstances warrant. In this respect, the review process undertaken by the Board spans the course of the year and culminates with the annual 15(c) review process for the Funds. In addition, the Board recalled its initial assessment and approval of the Agreements as to each Fund.

The Trustees were assisted by legal counsel throughout the Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreements.

The Board took note of relevant judicial precedent and regulations adopted by the SEC setting forth factors to be considered by a board when evaluating investment advisory agreements including, among other matters: (1) the nature, extent and quality of the services provided by the investment adviser; (2) the costs of the services provided and profitability to the investment adviser with respect to its relationship with the fund; (3) the advisory fees and total expense ratio of the fund compared to a relevant peer group of funds; (4) the extent to which economies of scale would be realized as the fund grows and whether the advisory fee for the fund would enable investors to share in the benefits of economies of scale; and (5) other benefits received by the investment adviser from its relationship with the fund.

At the Meetings, the Board evaluated the information prepared for the 15(c) review process. The Meetings included a presentation by representatives of the Adviser during which the Independent Trustees and counsel were able to pose questions. The Adviser’s presentation included a discussion of the Adviser’s resources and capabilities, including its financial condition and ability to continue to provide the contracted-for services under the Agreements, as well as a review of the experience and qualifications of the Funds’ portfolio managers and other key personnel of the Adviser. The Trustees were also presented with quantitative data showing how each Fund performed against its relevant benchmark and whether the Fund met its investment objective over the period considered. In addition, the Trustees were provided with industry data comparing each Fund’s management fee with the management fee levels generally observed on funds with comparable strategies. The Trustees observed that the comparative industry information was sourced from well-established data vendors.

[1] *On March 13, 2020, the SEC issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief was originally limited to the period from March 13, 2020 to June 15, 2020, and was subsequently extended through August 15, 2020. On June 19, 2020, the SEC issued an order extending the duration of the conditional relief further, through at least December 31, 2020. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at the Meetings.*

72

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GraniteShares ETF Trust
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Following an analysis and discussion of the factors identified below, in the exercise of their reasonable business judgment and in light of their respective fiduciary duties, the Trustees unanimously concluded that it was in the best interest of each Fund to approve the renewal of each of the Agreements for an additional one-year term. In making determinations regarding the factors identified below, the Trustees considered information received (both oral and written) at the Meetings, as well as information obtained through the Board's experience overseeing the Funds. In this regard, the Board's conclusions were also based on its knowledge of how well the Adviser performs its duties obtained through Board meetings, discussions, and reports during the year. The Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.

In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approval was based on each Trustee's business judgment after consideration of the information as a whole. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The principal factors and conclusions that formed the basis for the Trustees' determinations to approve the renewal of the Agreements are discussed below.

Nature, Extent and Quality of Services. The Board considered the functions performed by the Adviser for each Fund and the nature and quality of services provided by GraniteShares. The Board noted that each Fund was an exchange-traded fund ("ETF") and the Board considered the qualifications and experience of the Adviser's key personnel, including, in particular, the experience of the Adviser's principals in managing ETFs and coordinating their operation and administration. The Trustees also considered the responsibilities assumed by the Adviser, including, among other things: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of shares; and monitoring and coordinating the provision of services to each Fund by each of the third-party service providers, including the fund administrator, transfer agent, custodian and distributor. The Board also considered the quality of the operational and compliance infrastructure supporting each Fund, including the regular reports provided by the Trust's Chief Compliance Officer regarding compliance procedures and practices. In addition, the Board noted the reports received at each Board meeting regarding regulatory developments germane to the ETF and registered fund industry.

Non-S&L Funds

The Board assessed the Adviser's management capabilities as demonstrated by each Fund's performance and ability to meet its investment objective.

The Board noted that COMB is an actively managed ETF that seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The Fund's investment strategy is based in part on the Bloomberg Commodity Index (the "COMB Benchmark"), which is designed to be a highly liquid and broad benchmark for commodities futures investments. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the Fund's returns on a market price basis and on a net asset value ("NAV") basis, as well as the returns of the COMB Benchmark, and the related performance attribution commentary provided by the Adviser.

As to HIPS, the Board noted that the Fund seeks to track the performance, before fees and expenses, of the EQM High Income Pass-Through Securities Index (the "HIPS Index"). HIPS is a rules-based index that measures the performance of up to 40 high income U.S.-listed securities that typically have "pass-through" structures that require them to distribute substantially all of their earnings to shareholders as cash distributions. Prior to March 10, 2023, HIPS tracked the TFMS HIPS Index. As with COMB, the Board took into account the information it received regarding HIPS's returns on a market price basis and on a NAV basis, and the returns of the HIPS Index over the same periods, as well as the Adviser's performance attribution analysis.

With respect to DRUP, the Board noted that the Fund seeks to track the performance, before fees and expenses, of the NASDAQ US Large Cap Select Disruptors Index (the "DRUP Index"), which tracks the performance of large-cap, U.S.-listed companies with high disruption scores. Companies are assigned a disruption score using a multifactor scoring model, which is based on multiple fundamental metrics such as patent value, revenue growth, research and development expenses, and gross margins. The index universe consists of all issuers from the Nasdaq US 500 Large Cap Index and the top 50 securities are selected for inclusion in the DRUP Index. The DRUP Index is a modified free-float market capitalization-weighted index to reduce excessive concentration. The Index is reconstituted semi-annually and rebalanced quarterly. Prior to August 15, 2023, the fund traded under the ticker XOUT, titled GraniteShares XOUT U.S. Large Cap ETF and tracked the XOUT U.S. Large Cap Index. As with COMB and HIPS, the Board considered the information it received regarding DRUP's returns on a market price basis and on a NAV basis, and the returns of the DRUP Index over the same periods, as well as the Adviser's performance attribution analysis.

Annual Report | June 30, 2024 73

GraniteShares ETF Trust
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

S&L Funds

With respect to each of the S&L Funds, the Board noted that each Fund seeks to replicate the daily performance of an underlying stock multiplied by a leveraged factor. Since launch, the S&L Funds have modified and refined their index strategies to best replicate the performance of the underlying stocks and as of the date of the Meetings, the S&L Funds use Indxx High Volatility sector indices, which are rules-based indices that capture the performance of the five most volatile stocks in the industry that the underlying stock operates, based on an industry categorization determined by a leading independent analytics company. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the standard deviation of a Fund's NAV from the price changes of each's Fund's underlying stock, premium/discount and intraday trading spreads, as well as the related performance attribution commentary provided by the Adviser. The Board also considered that the Adviser has strived to refine the indices for the S&L Funds, and that the Adviser was obligated by an expense limitation agreement for each S&L Fund.

All Funds

As to each Fund, the Board considered the performance data, analyses and reports regularly provided by the Adviser regarding the Fund's index tracking, premium/discount and intraday trading spreads, among other things. The Board also considered the Adviser's commentary regarding broader market trends and macroeconomic developments and interrelationship between market conditions and each Fund's performance. The Board concluded that it was satisfied with the information provided regarding, and explanations for, each Fund's performance.

Based on the foregoing, including the acceptability of the terms of the Agreements and the responsibilities assumed by the Adviser thereunder, the Board concluded that the Adviser and its personnel continue to be qualified to serve each Fund in such capacity, and that the nature, quality and extent of services provided by the Adviser are expected to be satisfactory and appropriate for each Fund.

Comparative Fees, Costs of Services Provided by the Adviser from Its Relationship with Each Fund: The Board considered information provided by the Adviser regarding the advisory fee for each Fund in connection with the proposed renewal of the Agreements and the Adviser's rationale therefor.

Non-S&L Funds

The Board noted that the Adviser recommended maintaining the current advisory fee for each of COMB, HIPS and DRUP at 0.25%, 0.70% and 0.60% per annum, respectively. The Board considered that the advisory fee for each Fund is a unitary fee pursuant to which the Adviser assumes substantially all expenses of the Fund (excluding interest, Acquired Fund Fees and Expenses, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act.) Thus, the Board reviewed information provided in the materials comparing each Fund's proposed unitary fee to certain other funds identified by the Adviser. The Board also took into account the information provided regarding the Adviser's process for identifying such other funds.

With respect to COMB, the Adviser identified certain ETFs and mutual funds providing broad commodity exposures (with particular focus on the least expensive mutual fund share class) using third-party data sources. The Board observed that the Fund's proposed unitary fee was significantly lower than the average total expense ratio of the commodity funds deemed relevant for comparative analysis. The Board also noted the Adviser's statement that although the average fees for funds providing broad commodity exposure decreased over the prior year, COMB was one of the least expensive broad commodity ETFs available in the market.

With respect to HIPS and DRUP, the Adviser identified certain ETFs and mutual funds providing similar exposures using third-party data sources. The Board noted that each Fund's fee was higher than the respective average peer fee, but lower than the maximum observed fee, and the strategy for each Fund was unique in the marketplace.

In assessing the proposed unitary fee for each Fund, the Board also considered the Adviser's description of the resources involved in managing each Fund. In addition, the Board considered each Fund's size and the likelihood that the Adviser would continue to absorb certain operational expenses incurred by each Fund through the renewal term of the Agreement.

S&L Funds

The Board considered the S&L Funds' annual advisory fees with those of funds in the peer group universe of funds provided by Bloomberg, an independent provider of investment company data. The Board noted that the Funds' advisory fees of 0.99% were higher than the Bloomberg peer group median of 0.77%, but not the highest of the peer group. The Board noted that the Adviser did not recommend lowering the Adviser's fees for the S&L Funds because the daily tracking performance of the Funds was small and stable, the Funds are operationally intensive to manage, and the

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www.graniteshares.com

GraniteShares ETF Trust
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

costs of launching and managing all the Funds benefit from the existing advisory fee levels. After further consideration, the Board determined that the advisory fees were not unreasonable.

All Funds

Based on the information presented and the discussions at the Meetings, the Board concluded that each Fund's proposed fee was reasonable given, among other things, the nature, extent and quality of the services provided under the Agreements.

Economies of Scale. The Board considered the potential for the Adviser to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders.

Non-S&L Funds

The Board took into account that potential economies of scale may be shared in various ways, including through a unitary fee set at a competitive level at the outset that assumes future growth in assets. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Adviser, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds.

S&L Funds

The Board considered whether the Adviser was benefiting from economies of scale in the provision of services to each S&L Fund and whether such services are being shared with each Fund's shareholders under the Agreements. The Board considered the prospects for growth of each of the S&L Funds and concluded that the expense limitation agreement was adequate at current asset levels of the S&L Funds, provided meaningful economies to shareholders, and economies of scale would be revisited as each S&L Fund's asset levels increase.

All Funds

Based on the foregoing, the Board concluded that the Adviser's arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Conclusion. Based on all of the foregoing, the Board, including the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable in light of the extent and quality of the services provided and expected to be provided over the renewal term, and that the renewal of the Agreements are in the best interest of each Fund. At the Meetings, the Board, including the Independent Trustees, unanimously approved the renewal of the Agreements for an additional one-year term or the decrease in management fees and expenses, as to each Fund.

Annual Report | June 30, 2024 75

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and Disagreements with Accountants is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosures is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GraniteShares ETF Trust

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	September 5, 2024

* Print the name and title of each signing officer under his or her signature.